[Front cover page]
The Galaxy Fund






Prospectus

February 28, 2000

Galaxy Money Market Fund
Galaxy U.S. Treasury Fund
Galaxy Tax-Exempt Fund
Galaxy Short-Term Bond Fund
Galaxy Intermediate Government Income Fund
Galaxy High Quality Bond Fund
Galaxy Rhode Island Municipal Bond Fund
Galaxy Asset Allocation Fund
Galaxy Growth and Income Fund
Galaxy International Equity Fund

BKB Shares








As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any shares of these Funds or determined if this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Contents
 1       Risk/return summary
 1       Introduction
 3       Galaxy Money Market Fund
 7       Galaxy U.S. Treasury Fund
10       Galaxy Tax-Exempt Fund
14       Galaxy Short-Term Bond Fund
20       Galaxy Intermediate Government Income Fund
26       Galaxy High Quality Bond Fund
31       Galaxy Rhode Island Municipal Bond Fund
36       Galaxy Asset Allocation Fund
42       Galaxy Growth and Income Fund
47       Galaxy International Equity Fund
52       Additional information about risk
54       Fund management
55       How to invest in the Funds
55       How sales charges work
59       Buying, selling and exchanging BKB Shares
60          How to buy BKB Shares
61          How to sell BKB Shares
62          Exchange privilege
63          Other transaction policies
64       Dividends, distributions and taxes
67       Galaxy investor programs
69       How to reach Galaxy
70       Financial highlights

RISK/RETURN SUMMARY

INTRODUCTION

This prospectus describes the BKB Shares of the Galaxy Money Market Fund, Galaxy U.S. Treasury Fund, Galaxy Tax-Exempt Fund, Galaxy Short-Term Bond Fund, Galaxy Intermediate Government Income Fund, Galaxy High Quality Bond Fund, Galaxy Rhode Island Municipal Bond Fund, Galaxy Asset Allocation Fund, Galaxy Growth and Income Fund and Galaxy International Equity Fund. BKB Shares are offered through this prospectus without a sales charge (sometimes called a front-end load) only to those shareholders of the Boston 1784 Funds who are not eligible to receive Trust Shares of their corresponding Galaxy Funds at the time the Boston 1784 Funds are reorganized into Galaxy. BKB Shares of each Fund will convert into Retail A Shares of the same Fund on the first anniversary of the closing of the reorganization of the Boston 1784 Funds into Galaxy, provided that prior thereto the Board of Trustees of Galaxy has determined that such conversion is in the best interest of the holders of BKB Shares. Because of this conversion feature, some information is provided in this prospectus for Retail A Shares of the Funds. Retail A Shares of the Funds are offered through separate prospectuses available from Galaxy by calling the phone number on the back cover of this prospectus. Prior to the date of this prospectus, the Funds had not offered BKB Shares.

On the following pages, you'll find important information about each Fund, including:

- the Fund's investment objective (sometimes called the Fund's goal) and the main investment strategies used by the Fund's investment adviser in trying to achieve that objective

-    the main risks associated with an investment in the Fund

- the past performance of the Fund measured on both a year-by-year and long-term basis

-    the fees and expenses that you will pay as an investor in the Fund.

THE FUNDS' INVESTMENT ADVISER

Fleet Investment Advisors Inc., which is referred to in this prospectus as the Adviser, is the investment adviser for all of these Funds. The Adviser, an indirect wholly-owned subsidiary of FleetBoston Financial Corporation, was established in 1984 and has its main office at 75 State Street, Boston, Massachusetts 02109. The Adviser also provides investment management and advisory services to individual and institutional clients and manages the other Galaxy investment portfolios. As of December 31, 1999, the Adviser managed over $68 billion in assets.

AN INVESTMENT IN THE FUNDS ISN'T A FLEET BANK DEPOSIT AND IT ISN'T INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE GALAXY MONEY MARKET FUND, GALAXY U.S. TREASURY FUND AND GALAXY TAX-EXEMPT FUND SEEK TO PRESERVE

THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT'S POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS. YOU COULD ALSO LOSE MONEY BY INVESTING IN ANY OF THE OTHER FUNDS.

Galaxy Money Market Fund


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.


THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests in a diversified portfolio of money market instruments, including commercial paper, notes and bonds issued by U.S. corporations, obligations issued by the U.S. Government and its agencies and instrumentalities, and obligations issued by U.S. and foreign banks, such as certificates of deposit. The Fund also invests in repurchase agreements backed by U.S. Government obligations.

The Fund will only buy a security if it has the highest short-term rating from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.


[Sidenote:]
MATURITY
The maturity of a security is the date when the issuer must repay the security's entire principal amount to an investor, such as a fund.

[Sidenote:]
MONEY MARKET INSTRUMENTS

Money market instruments are short-term debt obligations issued by banks, corporations, the U.S. Government and state and local governments. Money market instruments purchased by the Galaxy money market funds must meet strict requirements as to investment quality, maturity and diversification. The Galaxy money market funds do not invest in securities with remaining maturities of more than 397 days (subject to certain exceptions) and the average maturity of all securities held by a particular Galaxy money market fund must be 90 days or less. Each Galaxy money market fund tries to maintain its share price at $1.00 to protect your investment from loss.

[Sidenote:]
REPURCHASE AGREEMENTS
Repurchase agreements are transactions in which a fund buys securities from a seller (usually a bank or broker-dealer) who agrees to buy them back from the fund on a certain date and at a certain price.


THE MAIN RISKS OF INVESTING IN THE FUND

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

- INTEREST RATE RISK - The yield paid by the Fund will vary with changes in short-term interest rates.

- CREDIT RISK - Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline.

- REPURCHASE AGREEMENTS - Repurchase agreements carry the risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.

- SHARE PRICE - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.


HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

As of the date of this prospectus, the Fund had not offered BKB Shares to investors. The returns below represent the returns for Retail A Shares of the Fund which are offered in a separate prospectus. Retail A Shares and BKB Shares of the Fund should have returns that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Retail A Shares of the Fund has varied from year to year.


[Sidenote:]
Best quarter:.....             1.96% for the quarter ending June 30, 1990
Worst quarter:....             0.65% for the quarter ending September 30, 1993

[bar chart goes here]

1990          1991        1992       1993        1994        1995        1996       1997        1998        1999
8.01%         6.13%       3.54%      2.73%       3.68%       5.29%       4.73%      4.99%       4.96%       4.63%

AVERAGE ANNUAL TOTAL RETURNS

The table shows the average annual total returns for the Fund's Retail A Shares for the periods ended December 31, 1999.

                    1 year                 5 years                 10 years                Since inception
Retail A Shares      4.63%                  4.92%                   4.86%                  5.50% (11/17/86)

To obtain the Fund's current 7-day yield, please call 1-877-BUY-GALAXY (1-877-289-4252).


EXPENSES OF THE FUND

There are no sales charges when you buy or sell BKB Shares or Retail A Shares of the Fund. The following table shows the expenses you may pay when you buy and hold BKB Shares of the Fund. It is expected that your BKB Shares will convert into Retail A Shares of the Fund on the first anniversary of the closing of the reorganization of the Boston 1784 Funds into Galaxy, provided that prior thereto the Board of Trustees of Galaxy has determined that such conversion is in the best interest of the holders of BKB Shares. Because of this conversion feature, information is also provided as to the expenses you may pay when you buy and hold Retail A Shares of the Fund.

Annual Fund operating expenses (expenses deducted from the Fund's assets)*

                                                   Distribution and                             Total Fund operating
                             Management fees     service (12b-1) fees       Other expenses            expenses
BKB Shares                       0.40%(1)                  None                   0.27%                  0.67%(2)
Retail A Shares                  0.40%(1)                  None                   0.27%                  0.67%(3)

* The expenses in the table show the expenses for BKB Shares and Retail A Shares of the Fund following the reorganization.

(1) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.36%. This fee waiver may be revised or discontinued at any time.
(2) The Adviser and/or its affiliates have agreed to waive shareholder servicing fees in such amounts as are necessary to limit the Total Fund operating expenses for BKB Shares of the Fund to 0.63% until the later of one year from the date of the reorganization or such time as the Board of Trustees of Galaxy votes on the conversion of BKB Shares into Retail A Shares.
(3) Total Fund operating expenses for Retail A Shares after the waiver of Management fees by the Adviser are expected to be 0.63%.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-    you invest $10,000 for the periods shown

-    you reinvest all dividends and distributions in the Fund

-    you sell all your shares at the end of the periods shown

-    your investment has a 5% return each year

-    your BKB Shares convert into Retail A Shares after one year

-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:


                               1 year               3 years              5 years              10 years
BKB Shares                      $68                   N/A                  N/A                   N/A
Retail A Shares                 $68                  $214                  $373                 $835

Galaxy U.S. Treasury Fund


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks current income with liquidity and stability of principal.


THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests primarily in securities issued or guaranteed by the U.S. Treasury and certain U.S. Government agencies and instrumentalities that provide income that is generally not subject to state income tax. Under normal circumstances, the Fund invests at least 65% of its total assets in money market instruments issued by the U.S. Treasury, including bills, notes and bonds.

[Sidenote:]
U.S. TREASURY OBLIGATIONS
U.S. Treasury obligations are among the safest of all investments because they are backed by the "full faith and credit" of the U.S. Government.


THE MAIN RISKS OF INVESTING IN THE FUND

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

- INTEREST RATE RISK - The yield paid by the Fund will vary with changes in short-term interest rates.

- CREDIT RISK - Although U.S. Government securities, particularly U.S. Treasury securities, have historically involved little credit risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.

- SHARE PRICE - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.


HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

As of the date of this prospectus, the Fund had not offered BKB Shares to investors. The returns below represent the returns for Retail A Shares of the Fund which are offered in a separate prospectus. Retail A Shares and BKB Shares of the Fund should have returns that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses.


YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Retail A Shares of the Fund has varied from year to year.


[Sidenote:]

Best quarter:                       1.28% for the quarter ending June 30, 1995
Worst quarter:                      0.65% for the quarter ending June 30, 1993

[bar chart goes here]

1992             1993           1994          1995           1996          1997           1998           1999
3.39%            2.74%          3.58%         5.05%          4.59%         4.70%          4.63%          4.20%

AVERAGE ANNUAL TOTAL RETURNS

The table shows the average annual total returns for the Fund's Retail A Shares for the periods ended December 31, 1999.


                    1 year                 5 years              Since inception
Retail A Shares     4.20%                   4.63%               4.27% (1/22/91)

To obtain the Fund's current 7-day yield, please call 1-877-BUY-GALAXY (1-877-289-4252).


EXPENSES OF THE FUND

There are no sales charges when you buy or sell BKB Shares or Retail A Shares of the Fund. The following table shows the expenses you may pay when you buy and hold BKB Shares of the Fund. It is expected that your BKB Shares will convert into Retail A Shares of the Fund on the first anniversary of the closing of the reorganization of the Boston
1784 Funds into Galaxy, provided that prior thereto the Board of Trustees of Galaxy has determined that such conversion is in the best interest of the holders of BKB Shares. Because of this conversion feature, information is also provided as to the expenses you may pay when you buy and hold Retail A Shares of the Fund.

Annual Fund operating expenses (expenses deducted from the Fund's assets)*

                                                    Distribution                              Total Fund operating
                            Management fees         (12b-1) fees          Other expenses            expenses
BKB Shares                       0.38%                  None                   0.25%                  0.63%(1)
Retail A Shares                  0.38%                  None                   0.25%                  0.63%

* The expenses in the table show the expenses for BKB Shares and Retail A Shares of the Fund following the reorganization.

(1) The Adviser and/or its affiliates have agreed to waive shareholder servicing fees in such amounts as are necessary to limit the Total Fund operating expenses for BKB Shares of the Fund to 0.63% until the later of one year from the date of the reorganization or such time as the Board of Trustees of Galaxy votes on the conversion of BKB Shares into Retail A Shares.


EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-    you invest $10,000 for the periods shown

-    you reinvest all dividends and distributions in the Fund

-    you sell all your shares at the end of the periods shown

-    your investment has a 5% return each year

-    your BKB Shares convert into Retail A Shares after one year

-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:


                               1 year               3 years              5 years              10 years
BKB Shares                      $64                   N/A                  N/A                   N/A
Retail A Shares                 $64                  $202                  $351                 $786

Galaxy Tax-Exempt Fund


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks as high a level of current interest income exempt from federal income tax as is consistent with stability of principal.


THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund normally invests at least 80% of its total assets in municipal securities, which are securities issued by state and local governments and other political or public bodies or agencies and that pay interest which is exempt from regular federal income tax. Under normal conditions, the Fund will invest no more than 20% of its total assets in taxable obligations, such as U.S. Government obligations, money market instruments and repurchase agreements.

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on private activity bonds may be subject to the federal alternative minimum tax. Investments in private activity bonds will not be treated as investments in municipal securities for purposes of the 80% requirement stated above.

The Fund will only buy a security if it has one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.


[Sidenote:]
MUNICIPAL SECURITIES
State and local governments issue municipal securities to raise money to finance public works, to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions. Some municipal securities, known as private activity bonds, are issued to finance projects for private companies. Municipal securities, which can be issued as bonds, notes or commercial paper, usually have fixed interest rates, although some have interest rates that change from time to time.

[Sidenote:]
TYPES OF MUNICIPAL SECURITIES
GENERAL OBLIGATION SECURITIES are secured by the issuer's full faith, credit and taxing power. REVENUE OBLIGATION SECURITIES are usually payable only from revenues derived from specific facilities or revenue sources. PRIVATE ACTIVITY BONDS are usually revenue obligations since they are typically payable by the private user of the facilities financed by the bonds.

[Sidenote:]
DEBT OBLIGATIONS
When a fund buys a debt obligation such as a bond, it is in effect lending money to the company, government or other entity that issued the bond. In return, the issuer has an obligation to make regular interest payments and to repay the original amount of the loan on a given date, known as the maturity date. A bond MATURES when it reaches its maturity date. Bonds usually have fixed interest rates, although some have rates that fluctuate based on market conditions and other factors.

THE MAIN RISKS OF INVESTING IN THE FUND

While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

- INTEREST RATE RISK - The yield paid by the Fund will vary with changes in short-term interest rates.

- CREDIT RISK - Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid.

- SHARE PRICE - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.


HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

As of the date of this prospectus, the Fund had not offered BKB Shares to investors. The returns below represent the returns for Retail A Shares of the Fund which are offered in a separate prospectus. Retail A Shares and BKB Shares of the Fund should have returns that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses.

[Sidenote:]
AVERAGE WEIGHTED MATURITY
Average weighted maturity gives you the average time until all debt obligations in a fund come due or MATURE. It is calculated by averaging the time to maturity of all debt obligations held by a fund with each maturity "weighted" according to the percentage of assets it represents.


YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Retail A Shares of the Fund has varied from year to year.


[Sidenote:]

Best quarter:                 1.41% for the quarter ending December 31, 1990
Worst quarter:                0.45% for the quarter ending September 30, 1993

[bar chart goes here]

    1990         1991       1992        1993        1994        1995       1996        1997        1998       1999
   5.52%        4.18%       2.46%      2.01%       2.27%       3.19%       2.78%      2.99%       2.81%       2.59%

AVERAGE ANNUAL TOTAL RETURNS

The table shows the average annual total returns for the Fund's Retail A Shares for the periods ended December 31, 1999.

                    1 year             5 years             10 years              Since inception
Retail A Shares     2.59%               2.87%                3.07%               3.43% (6/23/88)

To obtain the Fund's current 7-day yield, please call 1-877-BUY-GALAXY (1-877-289-4252).

[Sidenote:]
TAX-EQUIVALENT YIELD
One way to understand the tax advantages of a tax-exempt fund is to compare its after-tax return to that of a taxable investment. For example, suppose a taxable fund pays a return of 10%. If you're in the 36% federal income tax bracket, the fund's return after taxes is 6.4%. When a tax-exempt fund pays a return of 10%, you don't pay tax. So if you're in the 36% tax bracket, that's the equivalent of earning about 15.6% on a taxable fund. If you're in a low tax bracket, however, it may not be helpful to invest in a tax-exempt fund if you can achieve a higher after-tax return from a taxable investment.

EXPENSES OF THE FUND

There are no sales charges when you buy or sell BKB Shares or Retail A Shares of the Fund. The following table shows the expenses you may pay when you buy and hold BKB Shares of the Fund. It is expected that your BKB Shares will convert into Retail A Shares of the Fund on the first anniversary of the closing of the reorganization of the Boston 1784 Funds into

Galaxy, provided that prior thereto the Board of Trustees of Galaxy has determined that such conversion is in the best interest of the holders of BKB Shares. Because of this conversion feature, information is also provided as to the expenses you may pay when you buy and hold Retail A Shares of the Fund.


Annual Fund operating expenses (expenses deducted from the Fund's assets)*

                                                     Distribution                               Total Fund operating
                           Management fees           (12b-1) fees          Other expenses             expenses
BKB Shares                      0.40%(1)                 None                   0.22%(1)               0.62%(2)
Retail A Shares                 0.40%(1)                 None                   0.22%                  0.62%(3)

* The expenses in the table show the expenses for BKB Shares and Retail A Shares of the Fund following the reorganization.

(1) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.37%. Affiliates of the Adviser are waiving a portion of the shareholder servicing fees (that are included in Other expenses) with respect to BKB Shares so that Other expenses for BKB Shares are expected to be 0.15%. These fee waivers may be revised or discontinued at any time.
(2) The Adviser and/or its affiliates have agreed to waive shareholder servicing fees in such amounts as are necessary to limit the Total Fund operating expenses for BKB Shares of the Fund to 0.52% until the later of one year from the date of the reorganization or such time as the Board of Trustees of Galaxy votes on the conversion of BKB Shares into Retail A Shares.
(3) Total Fund operating expenses for Retail A Shares after the waiver of Management fees by the Adviser are expected to be 0.59%.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

- you invest $10,000 for the periods shown o you reinvest all dividends and distributions in the Fund

-    you sell all your shares at the end of the periods shown

- your investment has a 5% return each year o your BKB Shares convert into Retail A Shares after one year

-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:


                               1 year               3 years              5 years              10 years
BKB Shares                      $63                   N/A                  N/A                   N/A
Retail A Shares                 $63                  $199                  $346                 $774

Galaxy Short-Term Bond Fund


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks a high level of current income consistent with preservation of capital.


[Sidenote:]
PRESERVATION OF CAPITAL
Preservation of capital means protecting the amount of money you invest in a fund. If a fund seeks to preserve capital, it will try to maintain a relatively stable share price so your investment is protected.

[Sidenote:]
DEBT OBLIGATIONS
When a fund buys a debt obligation such as a bond, it is in effect lending money to the company, government or other entity that issued the bond. In return, the issuer has an obligation to make regular interest payments and to repay the original amount of the loan on a given date, known as the maturity date. A bond MATURES when it reaches its maturity date. Bonds usually have fixed interest rates, although some have rates that fluctuate based on market conditions and other factors.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests primarily in debt obligations of U.S. and foreign corporations, including bonds and notes, and in debt obligations issued or guaranteed by the U.S. Government and its agencies or instrumentalities or by foreign governments or their political subdivisions and instrumentalities. It also invests in asset-backed and mortgage-backed securities and in money market instruments, such as commercial paper and the obligations of U.S. and foreign banks. The Fund normally invests at least 65% of its total assets in bonds and debentures.

In selecting portfolio securities for the Fund, the Adviser monitors and evaluates economic trends. It establishes duration targets, ranges of interest payments on bonds of various maturities and determines the appropriate allocation of the Fund's assets among various market sectors.

Nearly all Fund investments will be of investment grade quality. These are securities which have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), or are unrated securities determined by the Adviser to be of comparable quality. Under normal market conditions, the Fund will invest at least 65% of its total assets in securities that have one of the top three ratings assigned by S&P or Moody's, or unrated securities determined by the Adviser to be of comparable quality. Occasionally, the rating of a security held by the Fund may be downgraded to below investment grade. If that happens, the Fund doesn't have to sell the security unless the Adviser determines that under the circumstances the security is no longer an appropriate investment for the Fund. However, the Fund will sell promptly any securities that are not rated investment grade by either S&P or Moody's if the securities exceed 5% of the Fund's net assets.

The Fund's average weighted maturity will be less than three years under normal circumstances.

The Fund will sell a portfolio security when, as a result of changes in the economy or the performance of the security or other circumstances, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective.

[Sidenote:]
DURATION
Duration is an approximate measure of the price sensitivity of a fund to changes in interest rates. Unlike maturity which measures only the time until final payment, duration gives you the average time it takes to receive all expected cash flows (including interest payments, prepayments and final payments) on the debt obligations held by a fund.

The Fund may trade its investments frequently in trying to achieve its investment goal.


THE MAIN RISKS OF INVESTING IN THE FUND

All mutual funds are affected by changes in the economy and swings in investment markets. These can occur within or outside the U.S. or worldwide, and may affect only particular companies or industries.

In addition, the Fund carries the following main risks:

- INTEREST RATE RISK - The prices of debt securities generally tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall.

     When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.

- CREDIT RISK - The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall. Debt securities which have the lowest of the top four ratings assigned by S&P or Moody's are considered to have speculative characteristics. Changes in the economy are more likely to affect the ability of the issuers of these securities to make payments of principal and interest than is the case with higher-rated securities.

- PREPAYMENT/EXTENSION RISK - Changes in interest rates may cause certain debt securities held by the Fund, particularly asset-backed and mortgage-backed securities, to be paid off much sooner or later than expected, which could adversely affect the Fund's value. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Fund may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease and the Fund may suffer from the inability to invest in higher-yielding securities.

- FOREIGN INVESTMENTS - Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign securities may be more volatile and less liquid than U.S. securities.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

- FREQUENT TRADING - Frequent trading of investments usually increases the chance that the Fund will pay investors short-term capital gains. These gains are taxable at higher rates than long-term capital gains. Frequent trading could also mean higher brokerage commissions and other transaction costs, which could reduce the Fund's returns.


HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

As of the date of this prospectus, the Fund had not offered BKB Shares to investors. The returns below represent the returns for Retail A Shares of the Fund which are offered in a separate prospectus. Retail A Shares and BKB Shares of the Fund should have returns that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Retail A Shares of the Fund has varied from year to year. The figures don't include any sales charges that investors pay when buying or selling Retail A Shares of the Fund. If sales charges were included, the returns would be lower.


[Sidenote:]

Best quarter:              4.14% for the quarter ending September 30, 1992
Worst quarter:             -0.66% for the quarter ending June 30, 1994

[bar chart goes here]

     1992           1993         1994          1995         1996          1997         1998          1999
    5.81%          6.41%        -0.37%        10.96%        3.38%        5.68%         6.07%        2.33%

AVERAGE ANNUAL TOTAL RETURNS

The table shows the average annual total returns for the Fund's Retail A Shares (after taking into account any sales charges) for the periods ended December 31, 1999, as compared to a broad-based market index. The returns for Retail A Shares of the Fund for periods prior to December 1, 1995 have been restated to include the effect of the maximum 3.75% front-end sales charge which went into effect on that date.


                                      1 year                  5 years         Since inception
Retail A Shares                       -1.49%                   4.83%          4.49% (12/30/91)
Lehman Brothers One to                 2.90%                   6.47%          5.54% (since 12/31/91)
Three Year Government Bond
Index

For current yield information, please call 1-877-BUY-GALAXY (1-877-289-4252).


[Sidenote:]
The Lehman Brothers One to Three Year Government Bond Index is an unmanaged index which tracks the performance of short-term U.S. Government bonds.

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold BKB Shares of the Fund. It is expected that your BKB Shares will convert into Retail A Shares of the Fund on the first anniversary of the closing of the reorganization of the Boston 1784 Funds into Galaxy, provided that prior thereto the Board of Trustees of Galaxy has determined that such conversion is in the best interest of the holders of BKB Shares. Because of this conversion feature, information is also provided as to the fees and expenses you may pay when you buy and hold Retail A Shares of the Fund.

Shareholder fees (fees paid directly from your investment)

                             Maximum sales charge (load) on              Maximum deferred sales charge
                             purchases shown as a % of the               (load) shown as a % of the offering
                             offering price                              price or sale price, whichever is less
BKB Shares                   None                                        None

Retail A Shares              3.75%(1)                                    None(2)

Annual Fund operating expenses (expenses deducted from the Fund's assets)*

                                                  Distribution                                     Total Fund
                               Management          and service                    Other             operating
                                     fees         (12b-1) fees                 expenses              expenses
BKB Shares                        0.75%(3)                  None                 0.38%(3)              1.13%(4)

Retail A Shares                   0.75%(3)                  None                 0.40%                 1.15%(5)

* The expenses in the table show the expenses for BKB Shares of the Fund and Retail A Shares following the reorganization.

(1) There will be no sales charge imposed on the conversion of BKB Shares into Retail A Shares. Reduced sales charges may be available for certain other investors in Retail A Shares. See "How to invest in the Funds How sales charges work."
(2) Except for investments of $500,000 or more. See "How to invest in the Funds -- How sales charges work."
(3) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.55%. Affiliates of the Adviser are waiving a portion of the shareholder servicing fees (that are included in Other expenses) with respect to BKB Shares so that Other expenses for BKB Shares are expected to be 0.23%. These fee waivers may be revised or discontinued at any time.
(4) The Adviser and/or its affiliates have agreed to waive shareholder servicing fees in such amounts as are necessary to limit the Total Fund operating expenses for BKB Shares of the Fund to 0.78% until the later of one year from the date of the reorganization or such time as the Board of Trustees of Galaxy votes on the conversion of BKB Shares into Retail A Shares.
(5) Total Fund operating expenses for Retail A Shares after the waiver of Management fees by the Adviser are expected to be 0.95%.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:
-  you invest $10,000 for the periods shown
-  you reinvest all dividends and distributions in the Fund
-  you sell all your shares at the end of the periods shown
-  your investment has a 5% return each year
-  your BKB Shares convert into Retail A Shares after one year
-  the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:


                                   1 year                3 years               5 years                10 years
BKB Shares                          $115                   N/A                   N/A                    N/A
Retail A Shares                     $488                  $727                  $984                   $1,720


[Sidenote:]
PORTFOLIO MANAGER
The Adviser's Taxable Fixed Income Strategy Committee is responsible for the day-to-day management of the Fund's investment portfolio. The Committee has managed the Fund since October of 1999.

Galaxy Intermediate Government Income Fund


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks the highest level of current income consistent with prudent risk of capital.


THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund normally invests at least 65% of its total assets in debt obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities. It also invests in debt obligations of U.S. corporations, asset-backed and mortgage-backed securities and money market instruments, such as commercial paper and obligations of U.S. banks and U.S. branches of foreign banks.

In selecting portfolio securities for the Fund, the Adviser monitors and evaluates economic trends. It establishes duration targets, ranges of interest rates on bonds of various maturities and determines the appropriate allocation of the Fund's investments among various market sectors.

Nearly all Fund investments will be of investment grade quality and will have one of the top three ratings assigned by Standard & Poor's Ratings Group ("S&P") or Moody's Investors Service, Inc. ("Moody's"), or will be unrated securities determined by the Adviser to be of comparable quality. Occasionally, the rating of a security held by the Fund may be downgraded to below the minimum required rating. If that happens, the Fund doesn't have to sell the security unless the Adviser determines that under the circumstances the security is no longer an appropriate investment for the Fund. However, the Fund will sell promptly any securities that are not rated investment grade by either S&P or Moody's if the securities exceed 5% of the Fund's net assets.

The Fund's average weighted maturity will be between three and ten years under normal circumstances.

The Fund will sell a portfolio security when, as a result of changes in the economy or the performance of the security or other circumstances, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective.

[Sidenote:]
U.S. GOVERNMENT OBLIGATIONS
U.S. Government obligations are debt obligations issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities. U.S. Government obligations generally have less credit risk than other debt obligations.

The Fund may trade its investments frequently in trying to achieve its investment goal.

THE MAIN RISKS OF INVESTING IN THE FUND

All mutual funds are affected by changes in the economy and swings in investment markets. These can occur within or outside the U.S. or worldwide, and may affect only particular companies or industries.

In addition, the Fund carries the following main risks:

- INTEREST RATE RISK - The prices of debt securities generally tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.

- CREDIT RISK - The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall.

- PREPAYMENT/EXTENSION RISK - Changes in interest rates may cause certain debt securities held by the Fund, particularly asset-backed and mortgage-backed securities, to be paid off much sooner or later than expected, which could adversely affect the Fund's value. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Fund may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease and the Fund may suffer from the inability to invest in higher-yielding securities.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

- FREQUENT TRADING - Frequent trading of instruments usually increases the chance that the Fund will pay investors short-term capital gains. These gains are taxable at higher rates than long-term capital gains. Frequent trading could also mean higher brokerage commissions and other transaction costs, which could reduce the Fund's returns.

HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

As of the date of this prospectus, the Fund had not offered BKB Shares to investors. The returns below represent the returns for Retail A Shares of the Fund which are offered in a separate prospectus. Retail A Shares and BKB Shares of the Fund should have returns that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses.

Retail A Shares of the Fund were first issued during the fiscal year ended October 31, 1992. The returns for Retail A Shares of the Fund for prior periods represent the returns for Trust Shares of the Fund which also are offered in a separate prospectus. Prior to November 1, 1993, the returns for Retail A Shares and Trust Shares of the Fund were the same because each class of shares had the same expenses.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Retail A Shares of the Fund has varied from year to year. The figures don't include any sales charges that investors pay when buying or selling Retail A Shares of the Fund. If sales charges were included, the returns would be lower.


[Sidenote:]

Best quarter:                 6.13% for the quarter ending September 30, 1992
Worst quarter:               -2.90% for the quarter ending March, 1994

[bar chart goes here]

    1990         1991       1992       1993        1994        1995       1996       1997       1998        1999
   5.87%        15.77%      7.11%      5.57%      -3.77%      15.67%     1.75%      7.83%       8.32%      -1.95%

AVERAGE ANNUAL TOTAL RETURNS

The table shows the average annual total returns for the Fund's Retail A Shares (after taking into account any sales charges) for the periods ended December 31, 1999, as compared to broad-based market indices. The returns for Retail A Shares of the Fund for periods prior to December 1, 1995 have been restated to include the effect of the maximum 3.75% front-end sales charge which went into effect on that date.

                                           1 year          5 years         10 years        Since inception
Retail A Shares                            -5.66%           5.35%           5.67%       6.28% (9/1/88)
Lehman Brothers Intermediate
Government/
Corporate Bond Index                        0.39%           7.10%           7.26%       7.74% (since 9/1/88)
Lehman Brothers Aggregate Bond Index       -0.82%           7.73%           7.70%       8.34% (since 9/1/88)

For current yield information, please call 1-877-BUY-GALAXY (1-877-289-4252).


[Sidenote:]

The Lehman Brothers Intermediate Government/Corporate Bond Index is an unmanaged index which tracks the performance of intermediate-term U.S. Government and corporate bonds.

[Sidenote:]
The Lehman Brothers Aggregate Bond Index is an unmanaged index made up of the Lehman Brothers Government/Corporate Bond Index, its Mortgage Backed Securities Index and its Asset Backed Securities Index.


FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold BKB Shares of the Fund. It is expected that your BKB Shares will convert into Retail A Shares of the Fund on the first anniversary of the closing of the reorganization of the Boston 1784 Funds into Galaxy, provided that the Board of Trustees of Galaxy has determined that such conversion is in the best interest of the holders of BKB Shares. Because of this conversion feature, information is also provided as to the fees and expenses you may pay when you buy and hold Retail A Shares of the Fund.

Shareholders fees (fees paid directly from your investment)

                             Maximum sales charge (load) on              Maximum deferred sales charge
                             purchases shown as a % of the               (load) shown as a % of the offering
                             offering price                              price or sale price, whichever is less
BKB Shares                   None                                        None

Retail A Shares              3.75%(1)                                    None(2)

Annual Fund operating expenses (expenses deducted from the Fund's assets)*

                            Management fees        Distribution and        Other expenses      Total Fund operating
                                                 service (12b-1) fees                                expenses
BKB Shares                       0.75%(3)                  None                  0.33%(3)               1.08%(4)

Retail A Shares                  0.75%(3)                  None                  0.38%                  1.13%(5)

* The expenses in the table show the expenses for BKB Shares and Retail A Shares of the Fund following the reorganization.

(1) There will be no sales charge imposed on the conversion of BKB Shares into Retail A Shares. Reduced sales charges may be available for certain other investors in Retail A Shares. See "How to invest in the Funds How sales charges work."
(2) Except for investments of $500,000 or more. See "How to invest in the Funds -- How sales charges work."
(3) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.55%. Affiliates of the Adviser are waiving a portion of the shareholder servicing fees (that are included in Other expenses) with respect to BKB Shares so that Other expenses for BKB Shares are expected to be 0.25%. These fee waivers may be revised or discontinued at any time.
(4) The Adviser and/or its affiliates have agreed to waive shareholder servicing fees in such amounts as are necessary to limit the Total
     Fund operating expenses for BKB Shares of the Fund to 0.80% until the later of one year from the date of the reorganization or such time as the Board of Trustees of Galaxy votes on the conversion of BKB Shares into Retail A Shares.
(5) Total Fund operating expenses for Retail A Shares after the waiver of Management fees by the Adviser are expected to be 0.93%.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-    you invest $10,000 for the periods shown

-    you reinvest all dividends and distributions in the Fund

-    you sell all your shares at the end of the periods shown

-    your investment has a 5% return each year

-    your BKB Shares convert into Retail A Shares after one year

-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:


                                   1 year                3 years               5 years                10 years
BKB Shares                          $110                   N/A                   N/A                    N/A
Retail A Shares                     $486                  $721                  $974                   $1,698

[Sidenote:]
PORTFOLIO MANAGER
The Fund's portfolio manager is Marie M. Schofield, CFA, a Senior Vice President of the Adviser. She's primarily responsible for the day-to-day management of the Fund's investment portfolio. Ms. Schofield, who has over 20 years of investment experience, has been with the Adviser since 1990 and served as a Vice President and Manager of Fixed Income Investments until February 1999. She has managed the Fund since December 1996.

Galaxy High Quality Bond Fund


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks a high level of current income consistent with prudent risk of capital.


THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests primarily in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as in corporate debt obligations such as notes and bonds. The Fund also invests in asset-backed and mortgage-backed securities and in money market instruments, such as commercial paper and bank obligations.

In selecting portfolio securities for the Fund, the Adviser monitors and evaluates economic trends. It establishes duration targets, ranges of interest rates on bonds of various maturities and determines the appropriate allocation of the Fund's investments among various market sectors.

Nearly all Fund investments will be of investment grade quality. These are securities which have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), or are unrated securities determined by the Adviser to be of comparable quality. Under normal market conditions, the Fund will invest at least 65% of its total assets in high quality securities that have one of the top two ratings assigned by S&P or Moody's, or unrated securities determined by the Adviser to be of comparable quality. High quality securities tend to pay less income than lower-rated securities. Occasionally, the rating of a security held by the Fund may be downgraded to below investment grade. If that happens, the Fund doesn't have to sell the security unless the Adviser determines that under the circumstances the security is no longer an appropriate investment for the Fund. However, the Fund will sell promptly any securities that are not rated investment grade by either S&P or Moody's if the securities exceed 5% of the Fund's net assets.

The Fund's average weighted maturity will vary from time to time depending on current market and economic conditions and the Adviser's assessment of probable changes in interest rates.

The Fund will sell a portfolio security when, as a result of changes in the economy or the performance of the security or other circumstances, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective.

The Fund may trade its investments frequently in trying to achieve its investment goal.

THE MAIN RISKS OF INVESTING IN THE FUND

All mutual funds are affected by changes in the economy and swings in investment markets. These can occur within or outside the U.S. or worldwide, and may affect only particular companies or industries.

In addition, the Fund carries the following main risks:

- INTEREST RATE RISK - The prices of debt securities generally tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.

- CREDIT RISK - The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall. Debt securities which have the lowest of the top four ratings assigned by S&P or Moody's are considered to have speculative characteristics. Changes in the economy are more likely to affect the ability of the issuers of these securities to make payments of principal and interest than is the case with higher-rated securities.

- PREPAYMENT/EXTENSION RISK - Changes in interest rates may cause certain debt securities held by the Fund, particularly asset-backed and mortgage-backed securities, to be paid off much sooner or later than expected, which could adversely affect the Fund's value. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Fund may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease and the Fund may suffer from the inability to invest in higher-yielding securities.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

- FREQUENT TRADING - Frequent trading of investments usually increases the chance that the Fund will pay investors short-term capital gains. These gains are taxable at higher rates than long-term capital gains. Frequent trading could also mean higher brokerage commissions and other transaction costs, which could reduce the Fund's returns.


HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

As of the date of this prospectus, the Fund had not offered BKB Shares to investors. The returns below represent the returns for Retail A Shares of the Fund which are offered in a separate prospectus. Retail A Shares and BKB Shares of the Fund should have returns that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Retail A Shares of the Fund has varied from year to year, thereby giving some indication of the risk of investing in the Fund. The figures don't include any sales charges that investors pay when buying or selling Retail A Shares of the Fund. If sales charges were included, the returns would be lower.


[Sidenote:]

Best quarter:              7.54% for the quarter ending June 30, 1995
Worst quarter:             -3.85% for the quarter ending March 31, 1994

[bar chart goes here]

    1991         1992         1993        1994         1995        1996         1997          1998         1999
   15.12%        6.77%       12.81%      -6.48%       21.20%       1.37%        9.11%         9.27%       -4.13%

AVERAGE ANNUAL TOTAL RETURNS

The table shows the average annual total returns for the Fund's Retail A Shares (after taking into account any sales charges) for the periods ended December 31, 1999, as compared to a broad-based market index. The returns for Retail A Shares of the Fund for periods prior to December 1, 1995 have been restated to include the effect of the maximum 3.75% front-end sales charge which went into effect on that date.


                                                1 year                 5 years        Since inception
Retail A Shares                                 -7.71%                  6.22%         6.44% (12/14/90)
Lehman Brothers
Intermediate Government/
Corporate Bond Index                             0.39%                  7.10%         7.15% (since 11/30/90)

For current yield information, please call 1-877-BUY-GALAXY (1-877-289-4252).

[Sidenote:]
The Lehman Brothers Intermediate Government/Corporate Bond Index is an unmanaged index which tracks the performance of intermediate-term U.S. Government and corporate bonds.

FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold BKB Shares of the Fund. It is expected that your BKB Shares will convert into Retail A Shares of the Fund on the first anniversary of the closing of the reorganization of the Boston 1784 Funds into Galaxy, provided that prior thereto the Board of Trustees of Galaxy has determined that such conversion is in the best interest of the holders of BKB Shares. Because of this conversion feature, information is also provided as to the fees and expenses you may pay when you buy and hold Retail A Shares of the Fund.

Shareholder fees (fees paid directly from your investment)

                             Maximum sales charge (load) on              Maximum deferred sales charge
                             purchases shown as a % of the               (load) shown as a % of the offering
                             offering price                              price or sale price, whichever is less
BKB Shares                   None                                        None
Retail A Shares              3.75%(1)                                    None(2)

Annual Fund operating expenses (expenses deducted from the Fund's assets)*

                                                   Distribution and          Other       Total Fund operating
                             Management fees     service (12b-1) fees      expenses            expenses
BKB Shares                       0.75%(3)                  None                0.36%(3)           1.11%(4)
Retail A Shares                  0.75%(3)                  None                0.41%              1.16%(5)

* The expenses in the table show the expenses for BKB Shares and Retail A Shares of the Fund following the reorganization.

(1) There will be no sales charge imposed on the conversion of BKB Shares into Retail A Shares. Reduced sales charges may be available for certain other investors in Retail A Shares. See "How to invest in the Funds How sales charges work."
(2) Except for investments of $500,000 or more. See "How to invest in the Funds -- How sales charges work."
(3) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.55%. Affiliates of the Adviser are waiving a portion of the shareholder servicing fees (that are included in Other expenses) with respect to BKB Shares so that Other expenses for BKB Shares are expected to be 0.25%. These fee waivers may be revised or discontinued at any time.
(4) The Adviser and/or its affiliates have agreed to waive shareholder servicing fees in such amounts as are necessary to limit the Total Fund operating expenses for BKB Shares of the Fund to 0.80% until the later of one year from the date of the reorganization or such time as the Board of Trustees of Galaxy votes on the conversion of BKB Shares into Retail A Shares.
(5) Total Fund operating expenses for Retail A Shares after the waiver of Management fees by the Adviser are expected to be 0.96%.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-    you invest $10,000 for the periods shown

-    you reinvest all dividends and distributions in the Fund

-    you sell all your shares at the end of the periods shown

-    your investment has a 5% return each year

-    your BKB Shares convert into Retail A Shares after one year

-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:


                                   1 year                3 years               5 years                10 years
BKB Shares                          $113                   N/A                   N/A                    N/A
Retail A Shares                     $489                  $730                  $989                  $1,731

[Sidenote:]
PORTFOLIO MANAGER
The Fund's portfolio manager is Marie M. Schofield, CFA, a Senior Vice President of the Adviser. She's primarily responsible for the day-to-day management of the Fund's investment portfolio. Ms. Schofield, who has over 20 years of investment experience, has been with the Adviser since 1990 and served as a Vice President and Manager of Fixed Income Investments until February 1999. She has managed the Fund since December 1996.

Galaxy Rhode Island Municipal Bond Fund


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks as high a level of current interest income exempt from federal income tax and, to the extent possible, from Rhode Island personal income tax, as is consistent with relative stability of principal.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund normally invests at least 80% of its total assets in municipal securities that pay interest which is exempt from regular federal income tax, and at least 65% of its total assets in Rhode Island municipal securities, which are securities issued by the State of Rhode Island and other government issuers and that pay interest which is exempt from both federal income tax and Rhode Island personal income tax. Under normal conditions, the Fund will invest no more than 20% of its total assets in taxable obligations, such as U.S. Government obligations, money market instruments and repurchase agreements.

Municipal securities purchased by the Fund may include general obligation securities, revenue securities and private activity bonds. The interest on private activity bonds may be subject to the federal alternative minimum tax. Investments in private activity bonds will not be treated as investments in municipal securities for purposes of the 80% requirement stated above.

In selecting portfolio securities for the Fund, the Adviser evaluates the suitability of available bonds according to such factors as creditworthiness, maturity, liquidity and interest rates. It also determines the appropriate allocation of the Fund's assets among various issuers and industry sectors.

Nearly all of the Fund's investments will be of investment grade quality. These are securities which have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), or are unrated securities determined by the Adviser to be of comparable quality. Under normal market conditions, the Fund will invest at least 65% of its total assets in securities that have one of the top three ratings assigned by S&P or Moody's, or unrated securities determined by the Adviser to be of comparable quality. Occasionally, the rating of a security held by the Fund may be downgraded to below investment grade. If that happens, the Fund doesn't have to sell the security unless the Adviser determines that under the circumstances the security is no longer an appropriate investment for the Fund. However, the Fund will sell promptly any securities that are not rated investment grade by either S&P or Moody's if the securities exceed 5% of the Fund's net assets.

The Fund's average weighted maturity will vary from time to time depending on economic and market conditions and the Adviser's assessment of probable changes in interest rates.

The Fund will sell a portfolio security when, as a result of changes in the economy or the performance of the security or other circumstances, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective.


THE MAIN RISKS OF INVESTING IN THE FUND

All mutual funds are affected by changes in the economy and swings in investment markets.

In addition, the Fund carries the following main risks:

- INTEREST RATE RISK - The prices of debt securities, including municipal securities, tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.

- CREDIT RISK - The value of debt securities, including municipal securities, also depends on the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall. Debt securities which have the lowest of the top four ratings assigned by S&P or Moody's have speculative characteristics. Changes in the economy are more likely to affect the ability of issuers of these securities to make payments of principal and interest than is the case with higher-rated securities. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal obligations are payable only from limited revenue sources or by private entities.

- PREPAYMENT/EXTENSION RISK - Changes in interest rates may cause certain municipal securities held by the Fund to be paid off much sooner or later than expected, which could adversely affect the Fund's value. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Fund may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease and the Fund may suffer from the inability to invest in higher-yielding securities.

- LACK OF DIVERSIFICATION - The Fund is not diversified, which means that it can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment held by the Fund may affect the overall value of the Fund more than it would affect a diversified fund which holds more investments.

- SINGLE STATE RISK - Because the Fund invests primarily in Rhode Island municipal securities, it is likely to be especially susceptible to economic, political and regulatory events that affect Rhode Island. Other considerations affecting the Fund's investments in Rhode Island municipal securities are summarized in the Statement of Additional Information.

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

As of the date of this prospectus, the Fund had not offered BKB Shares to investors. The returns below represent the returns for Retail A Shares of the Fund which are offered in a separate prospectus. Retail A Shares and BKB Shares of the Fund should have returns that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Retail A Shares of the Fund has varied from year to year. The figures don't include any sales charges that investors pay when buying or selling Retail A Shares of the Fund. If sales charges were included, the returns would be lower.


[Sidenote:]

Best quarter:                       4.90% for the quarter ending March 31, 1995
Worst quarter:                      -1.90% for the quarter ending June 30, 1999

[bar chart goes here]

            1995          1996          1997         1998          1999
           14.32%         3.63%        8.54%         5.87%        -2.77%

AVERAGE ANNUAL TOTAL RETURNS

The table shows the average annual total returns for the Fund's Retail A Shares (after taking into account any sales charges) for the periods ended December 31, 1999, as compared to a broad-based market index. The returns for Retail A Shares of the Fund for periods prior to December 1, 1995 have been restated to include the effect of the maximum 3.75% front-end sales charge which went into effect on that date.

                             1 year                     5 years                   Since inception
Retail A Shares              -6.39%                     4.96%                     4.96% (12/20/94)
Lehman Brothers
Municipal Bond
Index                        -2.06%                     6.91%                     6.91% (since 12/31/94)

[Sidenote:]
The Lehman Brothers Municipal Bond Index is an unmanaged index which tracks the performance of municipal bonds.


FEES AND EXPENSES OF THE FUND


The following table shows the fees and expenses you may pay when you buy and hold BKB Shares of the Fund. It is expected that your BKB Shares will convert into Retail A Shares of the Fund on the first anniversary of the closing of the reorganization of the Boston 1784 Funds into Galaxy, provided that prior thereto the Board of Trustees of Galaxy has determined that such conversion is in the best interest of the holders of BKB Shares. Because of this conversion feature, information is also provided as to the fees and expenses you may pay when you buy and hold Retail A Shares of the Fund.

Shareholder fees (fees paid directly from your investment)


                        Maximum sales charge        Maximum deferred
                        (load) on purchases         sales charge (load)
                        shown as a % of the         shown as a % of the
                        offering price              offering price or sale
                                                    price, whichever is less
BKB Shares              None                        None
Retail A Shares         3.75%(1)                    None(2)

Annual Fund operating expenses (expenses deducted from the Fund's assets)*

                                                                            Total
                                                                            Fund
                                                                            operating
                        Management fees   Distribution        Other         expenses
                                          (12b-1) fees        expenses
BKB Shares              0.75%(3)          None                0.19%         0.94%(4)
Retail A Shares         0.75%(3)          None                0.19%         0.94%(5)

* The expenses in the table show the expenses for BKB Shares and Retail A Shares of the Fund following the reorganization.

(1) There will be no sales charge imposed on the conversion of BKB Share into Retail A Shares. Reduced sales charges may be available for certain other investors in Retail A Shares. See "How to invest in Funds - How sales charges work."
(2)  Except for investments of $500,000 or more. See "How to invest in the Funds
     - How sales charges work."
(3) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.55%. This fee waiver may be revised or discontinued at any time.
(4) The Adviser and/or its affiliates have agreed to waive shareholder servicing fees in such amounts as are necessary to limit the Total Fund operating expenses for BKB Shares of the Fund to 0.74% until the later of one year from the date of the reorganization or such time as the Board of Trustees of Galaxy votes on the conversion of BKB Shares into Retail A Shares.
(5) Total Fund operating expenses for Retail A Shares after the waiver of Management fees by the Adviser are expected to be 0.74%.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:
-   you invest $10,000 for the periods shown
-   you reinvest all dividends and distributions in the Fund
-   you sell all your shares at the end of the periods shown
-   your investment has a 5% return each year
-   your BKB Shares convert into Retail A Shares after one year
-   the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:


                        1 year                3 years              5 years               10 years
BKB Shares              $96                   N/A                  N/A                   N/A
Retail A Shares         $467                  $663                 $876                  $1,486

[Sidenote:]
PORTFOLIO MANAGER
The Adviser's Tax-Exempt Investment Policy Committee is responsible for the day-to-day management of the Fund's investment portfolio. The Committee has managed the Fund since 1996.

Galaxy Asset Allocation Fund


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks a high total return by providing both a current level of income that is greater than that provided by the popular stock market averages, as well as long-term growth in the value of the Fund's assets.


[Sidenote:]
CURRENT INCOME
Current income includes both dividends from stocks and interest income from fixed income securities, after deducting Fund expenses.


THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund aims to provide income that is higher than the average income provided by stocks included in the popular stock market averages. The Adviser interprets this to mean the Dow Jones Industrial Average of 30 major companies and the Standard & Poor's 500 Composite Stock Price Index (commonly referred to as the S&P 500). Due to the Fund's expenses, however, net income paid to you may be less than that. The Fund also seeks long-term growth in the value of its assets. The Adviser attempts to achieve these goals and reduce risk by allocating the Fund's assets among short-term debt securities, common stocks, preferred stocks and bonds.

The Fund seeks a mix of stocks and bonds that will produce both income and long-term capital growth. This mix will change from time to time as a result of economic and market conditions. However, the Fund keeps at least 25% of its total assets in fixed income investments, including debt securities and preferred stocks, at all times.

Debt securities purchased by the Fund will be of investment grade quality, which means that they will have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's) or will be unrated securities determined by the Adviser to be of comparable quality. Occasionally, the rating of a security held by the Fund may be downgraded to below investment grade. If that happens, the Fund doesn't have to sell the security unless the Adviser determines that under the circumstances the security is no longer an appropriate investment for the Fund. However, the Fund will sell promptly any securities that are not rated investment grade by either S&P or Moody's if the securities exceed 5% of the Fund's net assets.

In selecting portfolio securities for the Fund, the Adviser's investment policy committee develops an economic outlook and sets guidelines for the industries and sectors in which the Fund should invest. In selecting equity securities, the Adviser favors stocks with long-term growth potential that are expected to outperform their peers over time. The Adviser also forecasts the direction and degree of change in long-term interest rates to help in the selection of fixed income securities.

The Fund will sell a security when, as a result of changes in the economy, the Adviser determines it appropriate to revise the allocation of the Fund's assets between stocks and bonds. A security may also be sold as a result of a deterioration in the performance of the security or in the financial condition of the issuer of the security.

The Fund may trade its investments frequently in trying to achieve its investment goal.


The following tables show the fees and expenses you may pay when you buy and hold BKB Shares of the Fund. It is expected that your BKB Shares will convert into Retail A Shares of the Fund on the first anniversary of the closing of the reorganization of the Boston 1784 Funds into Galaxy, provided that proir thereto the Board of Trustees of Galaxy has determined that such conversion is in the best interest of the holders of BKB shares. Because of this conversion feature, information is also provided as to the fees and expenses you may pay when you buy and hold Retail A Shares of the Fund.

THE MAIN RISKS OF INVESTING IN THE FUND

Changes in the U.S. or foreign economies can cause the value of stocks and other investments held by the Fund to fall. Stock prices may decline over short or extended periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

The value of your investment in the Fund will go up and down with the value of the investments which the Fund holds. The Fund's investments may not perform as well as other investments, even in times of rising markets.

In addition, the Fund carries the following main risks:

- INTEREST RATE RISK - The value of fixed income investments such as bonds are affected by movements in interest rates. Bond prices tend to fall when interest rates rise and to rise when interest rates fall.
- CREDIT RISK - The value of fixed income investments also depends on the ability of an issuer to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its securities will decline. Debt securities which have the lowest of the top four ratings assigned by S&P or Moody's have speculative characteristics. Changes in the economy are more likely to affect the ability of the issuers of these securities to make payments of principal and interest than is the case with higher-rated securities.
- PREPAYMENT/EXTENSION RISK - Changes in interest rates may cause certain fixed income investments held by the Fund to be paid off much sooner or later than expected, which could adversely affect the Fund's value. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Fund may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease and the Fund may suffer from the inability to invest in higher-yielding securities.
- PORTFOLIO COMPOSITION - The level of risk could increase if a larger percentage of the Fund is invested in one particular asset class, such as stocks or bonds. However, asset allocation funds are generally less volatile than portfolios that contain only stocks.
- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.
- FREQUENT TRADING - Frequent trading of investments usually increases the chance that the Fund will pay investors short-term capital gains. These gains are taxable at higher rates than long-term capital gains. Frequent trading could also mean higher brokerage commissions and other transaction costs, which could reduce the Fund's returns.

HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

As of the date of this prospectus, the Fund had not offered BKB Shares to investors. The returns below represent the returns for Retail A Shares of the Fund which are offered in a separate prospectus. Retail A Shares and BKB Shares of the Fund should have returns that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses.


YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Retail A Shares of the Fund has varied from year to year. The figures don't include any sales charges that investors pay when buying or selling Retail A Shares of the Fund. If sales charges were included, the returns would be lower.


[Sidenote:]

Best quarter:              11.74% for the quarter ending December 31, 1998
Worst quarter:             -3.80% for the quarter ending September 30, 1998

[bar chart goes here]

    1992        1993        1994        1995        1996        1997         1998       1999
   6.58%        8.08%      -2.47%      30.29%      15.11%      19.76%       17.73%      7.24%

AVERAGE ANNUAL TOTAL RETURNS

The table shows the average annual total returns for the Fund's Retail A Shares (after taking into account any sales charges) for the periods ended December 31, 1999, as compared to broad-based market indices. The returns for Retail A Shares of the Fund for periods prior to December 1, 1995 have been restated to include the effect of the maximum 3.75% front-end sales charge which went into effect on that date.


                                      1 year                  5 years         Since inception
Retail A Shares                        3.22%                   16.89%         11.86% (12/30/91)
S&P 500                               21.03%                   28.54%         19.69% (since 12/31/91)
DJIA                                  27.29%                   27.10%         20.26% (since 12/31/91)


[Sidenote:]
The S&P 500 is an unmanaged index that tracks the performance of 500 widely held common stocks listed on the New York Stock Exchange, the American Stock Exchange and NASDAQ. The S&P 500 is heavily weighted with the stocks of large companies.

[Sidenote:]
The Dow Jones Industrial Average (DJIA) is an unmanaged price-weighted average based on the "price only" performance of 30 blue chip stocks.


FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold BKB Shares of the Fund. It is expected that your BKB Shares will convert into Retail A Shares of the Fund on the first anniversary of the closing of the reorganization of the Boston 1784 Funds into Galaxy, provided that prior thereto the Board of Trustees of Galaxy has determined that such conversion is in the best interest of the holders of BKB Shares. Because of this conversion feature, information is also provided as to the fees and expenses you may pay when you buy and hold Retail A Shares of the Fund.

Shareholder fees (fees paid directly from your investment)

                        Maximum sales charge        Maximum deferred
                        (load) on purchases         sales charge (load)
                        shown as a % of the         shown as a % of the
                        offering price              offering price or sale
                                                    price, whichever is less
BKB Shares              None                        None
Retail A Shares         3.75%(1)                    None(2)

Annual Fund operating expenses (expenses deducted from the Fund's assets)*

                                                                           Total
                                          Distribution                     Fund
                        Management        and service        Other         operating
                        fees             (12b-1) fees        expenses      expenses
BKB Shares              0.75%             None               0.49%(3)       1.24%(4)
Retail A Shares         0.75%             None               0.54%          1.29%

* The expenses in the table show the expenses for BKB Shares and Retail A Shares of the Fund following the reorganization.

(1) There will be no sales charge imposed on the conversion of BKB Shares into Retail A Shares. Reduced sales charges may be available to certain other investors in Retail A Shares. See "How to invest in the Funds How sales charges work."
(2) Except for investments of $500,000 or more. See "How to invest in the Funds - How sales charges work."
(3) Affiliates of the Adviser are waiving a portion of the shareholder servicing fees (that are included in Other expenses) with respect to BKB Shares so that Other expenses for BKB Shares are expected to be 0.21%. This fee waiver may be revised or discontinued at any time.
(4) The Adviser and/or its affiliates have agreed to waive shareholder servicing fees in such amounts as are necessary to limit the Total
      Fund operating expenses of BKB Shares of the Fund to 0.96% until the later of one year from the date of the reorganization or such time as the Board of Trustees of Galaxy votes on the conversion of BKB Shares into Retail A Shares.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:
-   you invest $10,000 for the periods shown
-   you reinvest all dividends and distributions in the Fund
-   you sell all your shares at the end of the periods shown
-   your investment has a 5% return each year
-   your BKB Shares convert into Retail A Shares after one year
-   the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                        1 year                3 years              5 years               10 years
BKB Shares              $126                  N/A                  N/A                   N/A
Retail A Shares         $501                  $769                 $1,056                $1,873

[Sidenote:]
PORTFOLIO MANAGERS
The Fund's portfolio managers are Donald Jones, a Vice President of the Adviser since 1991, and David Lindsay, CFA, a Senior Vice President of the Adviser since 1992. They are primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Jones has managed the equity portion of the Fund's portfolio, including determining the allocation of the Fund's assets between equities and fixed income investments, since May of 1995. He has been with the Adviser and its predecessors since 1977. Mr. Lindsay has managed the fixed income portion of the Fund since January of 1997. He has been with the Adviser and its predecessors since 1986.

Galaxy Growth and Income Fund


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks to provide a relatively high total return through long-term capital appreciation and current income.


[Sidenote:]
CURRENT INCOME
Current income includes both dividends from stocks and interest income from fixed income securities, after deducting Fund expenses.


THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund normally invests at least 65% of its total assets in the common stocks of U.S. companies with large market capitalizations (generally over $2 billion) that the Adviser believes offer above-average growth and dividends. The Adviser focuses on stocks which are believed to be attractively priced relative to expectations for the future performance of the issuing company. The Adviser also seeks a current yield greater than that of the S&P 500, although not all Fund investments will pay dividends.

The Fund will sell a portfolio security when, as a result of changes in the economy, the Adviser believes that holding the security is no longer consistent with the Fund's investment objective. A security may also be sold as a result of a deterioration in the performance of the security or in the financial condition of the issuer of the security.


[Sidenote:]
MARKET CAPITALIZATION
A company's market capitalization is the price of a share of its stock, multiplied by the number of shares held by investors.


THE MAIN RISKS OF INVESTING IN THE FUND

Changes in the U.S. or foreign economies can cause the value of stocks and other investments held by the Fund to fall. Stock prices may decline over short or extended periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

The value of your investment in the Fund will go up and down with the value of the investments which the Fund holds. The Fund's investments may not perform as well as other investments, even in times of rising markets.

In addition, the Fund carries the following main risk:

- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

As of the date of this prospectus, the Fund had not offered BKB Shares to investors. The returns below represent the returns for Retail A Shares of the Fund which are offered in a separate prospectus. Retail A Shares and BKB Shares of the Fund should have returns that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses.


YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows how the performance of Retail A Shares of the Fund has varied from year to year. The figures don't include any sales charges that investors pay when buying or selling Retail A Shares of the Fund. If sales charges were included, the returns would be lower.

The Fund began operations on December 14, 1992 as a separate portfolio (the Predecessor Fund) of The Shawmut Funds. On December 4, 1995, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold two classes of shares, Investment Shares (which were first offered on February 12, 1993) and Trust Shares (which were first offered on December 14, 1992), that were similar to the Fund's Retail A Shares and Trust Shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their Investment Shares and Trust Shares for Retail A Shares and Trust Shares of the Fund. The returns for periods prior to December 4, 1995 are for Investment Shares of the Predecessor Fund.

[Sidenote:]

Best quarter:              20.66% for the quarter ending December 31, 1998
Worst quarter:             -13.50% for the quarter ending September 30, 1998

[bar chart goes here]

    1994          1995         1996         1997           1998           1999
    4.83%         29.34%       19.85%       29.19%         15.71%         6.86%

AVERAGE ANNUAL TOTAL RETURNS

The table shows the average annual total returns for the Fund's Retail A Shares (after taking into account any sales charges) for the periods ended December 31, 1999, as compared to a broad-based market index. The returns for Retail A Shares of the Fund for periods prior to December 1, 1995 have been restated to include the effect of the maximum 3.75% front-end sales charge which went into effect on that date.


                             1 year                     5 years               Since inception
Retail A Shares              2.83%                      18.98%                15.90% (2/12/93)
S&P 500                      21.03%                     28.54%                21.65% (since 1/31/93)

[Sidenote:]
The S&P 500 is an unmanaged index that tracks the performance of 500 widely held common stocks listed on the New York Stock Exchange, the American Stock Exchange and NASDAQ. The S&P 500 is heavily weighted with the stocks of large companies.


FEES AND EXPENSES OF THE FUND

The following table shows the fees and expenses you may pay when you buy and hold BKB Shares of the Fund. It is expected that your BKB Shares will convert into Retail A Shares of the Fund on the first anniversary of the closing of the reorganization of the Boston 1784 Funds into Galaxy, provided that prior thereto the Board of Trustees of Galaxy has determined that such conversion is in the best interest of the holders of BKB Shares. Because of this conversion feature, information is also provided as to the fees and expenses you may pay when you buy and hold Retail A Shares of the Fund.

                        Maximum sales charge        Maximum deferred
                        (load) on purchases         sales charge (load)
                        shown as a % of the         shown as a % of the
                        offering price              offering price or sale
                                                    price, whichever is less
BKB Shares              None                        None
Retail A Shares         3.75%(1)                    None(2)

Annual Fund operating expenses (expenses deducted from the Fund's assets)*

                                                                           Total
                                          Distribution                     Fund
                        Management        and service        Other         operating
                        fees             (12b-1) fees        expenses      expenses
BKB Shares              0.75%             None                0.47%(3)      1.22%(4)
Retail A Shares         0.75%             None                0.61%(3)      1.36%(5)

* The expenses in the table show the expenses for BKB Shares and Retail A Shares of the Fund following the reorganization.

(1) There will be no sales charge imposed on the conversion of BKB Shares into Retail A Shares. Reduced sales charges may be available for certain other investors in Retail A Shares. See "How to invest in the Funds How sales charges work."
(2) Except for investments of $500,000 or more. See "How to invest in the Funds
    - How sales charges work."
(3) Affiliates of the Adviser are waiving a portion of the shareholder servicing fees (that are included in Other expenses) with respect to BKB Shares and Retail A Shares so that Other expenses are expected to be 0.17% for BKB Shares and 0.53% for Retail A Shares.
(4) Affiliates of the Adviser have agreed to waive shareholder servicing fees in such amounts as are necessary to limit the Total Fund operating expenses for BKB Shares of the Fund to 0.92% until the later of one year from the date of the reorganization or such time as the Board of Trustees of Galaxy votes on the conversion of BKB Shares into Retail A Shares.
(5) Total Fund operating expenses for Retail A Shares after the waiver of shareholder servicing fees by affiliates of the Adviser are expected to be 1.28%.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:
-   you invest $10,000 for the periods shown
-   you reinvest all dividends and distributions in the Fund
-   you sell all your shares at the end of the periods shown
-   your investment has a 5% return each year

-   your BKB Shares convert into Retail A Shares after one year
-   the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                        1 year                3 years              5 years               10 years
BKB Shares              $124                  N/A                  N/A                   N/A
Retail A Shares         $508                  $790                 $1,092                $1,949


[Sidenote:]
PORTFOLIO MANAGER
The Fund's portfolio manager is Gregory M. Miller, a Vice President of the Adviser since 1996. He's been primarily responsible for the day-to-day management of the Fund's investment portfolio since July 1998. Before that, Mr. Miller assisted his predecessor in managing the Fund for seven years. He joined the Adviser in 1985.

Galaxy International Equity Fund


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.


THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund normally invests at least 75% of its total assets in the equity securities of foreign issuers. At all times, the Fund's assets will be invested in companies located in at least three different foreign countries. Normally, no more than 20% of the Fund's total assets will be invested in companies located in countries with emerging economies or emerging securities markets. The Fund emphasizes larger established companies, although it may invest in companies of any size. The Fund may engage in transactions for the purpose of hedging its portfolio, such as options, futures and foreign currencies.

The Sub-Adviser's investment process begins with a fundamental analysis of companies, including both bottom-up and top-down factors. Bottom-up analysis includes a thorough understanding of a company's prospects as reflected in operating cash flow, including industry cycle, capital requirements, growth opportunities and financial structure. Discussions with company management are an important element of this analysis and give the Sub-Adviser an opportunity to test its assumptions against management's near-term and long-term objectives. Top-down factors are incorporated into the Sub-Adviser's analysis of a company. For example, the Sub-Adviser considers how interest rates and currency may impact prospective cash flow and earnings. Country and market risks, both of which are critically important, are embodied in interest rates, which are the basis for risk-adjusting the Sub-Adviser's return expectations for individual companies. In this way, the Sub-Adviser arrives at a risk-adjusted return potential for each company analyzed, which then gives the Sub-Adviser the basis for comparing investment opportunities across developed emerging markets.

The Fund will sell a security if the stock has achieved its performance objective, if fundamentals change performance expectations, or if alternative investments provide potentially more attractive returns.

[Sidenote:]
SUB-ADVISER
The Adviser has appointed Oechsle International Advisors, LLC as Sub-Adviser to assist it in the day-to-day management of the Fund's investment portfolio.


THE MAIN RISKS OF INVESTING IN THE FUND

Changes in the U.S. or foreign economies can cause the value of stocks and other investments held by the Fund to fall. Stock prices may decline over short or extended periods. U.S. and foreign stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

The value of your investment in the Fund will go up and down with the value of the investments which the Fund holds. The Fund's investments may not perform as well as other investments, even in times of rising markets.

In addition, the Fund carries the following main risks:

- FOREIGN INVESTMENTS - Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.
- EMERGING MARKETS - The risks associated with foreign investments are heightened when investing in emerging markets. The governments and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.
- COUNTRY RISK - The Fund may invest 25% or more of its assets in the securities of companies located in one country. When the Fund invests a high percentage of its assets in a particular country, the Fund will be especially susceptible to factors affecting that country.
- CURRENCY EXCHANGE - Although the Fund usually makes investments that are sold in foreign currencies, it values its holdings in U.S. dollars. If the U.S. dollar rises compared to a foreign currency, the Fund loses on the currency exchange.
- HEDGING - The Fund may invest in derivatives, such as options, futures and foreign currencies, to hedge against market risk or the currency risk of its foreign investments. There's no guarantee hedging will always work. It can also prevent the Fund from making a gain if markets move in the opposite direction to the hedge.

- SELECTION OF INVESTMENTS - The Adviser and Sub-Adviser evaluate the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

[Sidenote:]
DERIVATIVES
A derivative is an investment whose value is based on or DERIVED from the performance of other securities or interest or currency exchange rates or indices. Derivatives are considered to carry a higher degree of risk than other types of securities.


HOW THE FUND HAS PERFORMED

The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

As of the date of this prospectus, the Fund had not offered BKB Shares to investors. The returns below represent the returns for Retail A Shares of the Fund which are offered in a separate prospectus. Retail A Shares and BKB Shares of the Fund should have returns that are substantially the same because they represent interests in the same portfolio securities and differ only to the extent that they bear different expenses.


YEAR-BY-YEAR TOTAL RETURNS-CALENDAR YEARS

The bar chart shows how the performance of Retail A Shares of the Fund has varied from year to year. The figures don't include any sales charges that investors pay when buying or selling Retail A Shares of the Fund. If sales charges were included, the returns would be lower.


[Sidenote:]

Best quarter:              24.36% for the quarter ending December 31, 1999
Worst quarter:             -14.61% for the quarter ending September 30, 1998

[bar chart goes here]

    1992         1993        1994        1995         1996        1997        1998         1999
   -2.29%       31.62%      -2.54%      11.04%       10.03%      13.59%      21.24%      41.10%

AVERAGE ANNUAL TOTAL RETURNS

The table shows the average annual total returns for the Fund's Retail A Shares (after taking into account any sales charges) for the periods ended December 31, 1999, as compared to a broad-based market index. The returns for Retail A Shares of the Fund for periods prior to December 1, 1995 have been restated to include the effect of the maximum 3.75% front-end sales charge which went into effect on that date.


                             1 year                     5 years               Since inception
Retail A Shares              35.80%                     17.97%                14.06% (12/30/91)
MSCI EAFE Index              26.96%                     12.83%                10.94% (since 12/31/91)

[Sidenote:]
The Morgan Stanley Capital International Europe, Australasia and Far East (MSCI
EAFE) Index is an unmanaged index which tracks the performance of selected equity securities in Europe, Australia and the Far East.

FEES AND EXPENSES OF THE FUND

The following tables show the fees and expenses you may pay when you buy and hold BKB Shares of the Fund. It is expected that your BKB Shares will convert into Retail A Shares of the Fund on the first anniversary of the closing of the reorganization of the Boston 1784 Funds into Galaxy, provided that prior thereto the Board of Trustees of Galaxy has determined that such conversion is in the best interest of the holders of BKB Shares. Because of this conversion feature, information is also provided as to the fees and expenses you may pay when you buy and hold Retail A Shares of the Fund.

Shareholder fees (fees paid directly from your investments)

                        Maximum sales charge        Maximum deferred
                        (load) on purchases         sales charge (load)
                        shown as a % of the         shown as a % of the
                        offering price              offering price or sale
                                                    price, whichever is less
BKB Shares              None                        None
Retail A Shares         3.75%(1)                    None(2)

Annual Fund operating expenses (expenses deducted from the Fund's assets)*


                                                                            Total
                                          Distribution                      Fund
                        Management        and service         Other         operating
                        fees              (12b-1) fees        expenses      expenses
BKB Shares              0.87%(3)          None                0.51%(3)        1.38%(4)
Retail A Shares         0.87%(3)          None                0.71%           1.58%(5)

* The expenses in the table show the expenses for BKB Shares and Retail A Shares of the Fund following the reorganization.

(1) There will be no sales charge imposed on the conversion of BKB Shares into Retail A Shares. Reduced sales charges may be available for certain other investors in Retail A Shares. See "How to invest in the Funds How sales charges work."
(2)  Except for investments of $500,000 or more. See "How to invest in the Funds
     - How sales charges work."
(3) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.64%. Affiliates of the Adviser are waiving a portion of the shareholder servicing fees (that are included in Other expenses) with respect to BKB Shares so that Other expenses for BKB Shares are expected to be 0.46%. These fee waivers may be revised or discontinued at any time.
(4) The Adviser and/or its affiliates have agreed to waive shareholder servicing fees in such amounts as are necessary to limit the Total Fund operating expenses for BKB Shares of the Fund to 1.10% until the later of one year from the date of the reorganization or such time as the Board of Trustees of Galaxy votes on the conversion of BKB Shares into Retail A Shares.

(5) Total Fund operating expenses for Retail A Shares after the waiver of Management fees by the Adviser are expected to be 1.35%.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:
-    you invest $10,000 for the periods shown
-    you reinvest all dividends and distributions in the Fund
-    you sell all your shares at the end of the periods shown
-    your investment has a 5% return each year
-    your BKB Shares convert into Retail A Shares after one year
-    the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:


                        1 year                3 years              5 years               10 years
BKB Shares              $140                  $NA                  $NA                   $NA
Retail A Shares         $530                  $855                 $1,203                $2,183

[Sidenote:]
PORTFOLIO MANAGERS
The Fund's portfolio managers are Singleton Dewey Keesler, Jr. and Kathleen Harris, CFA. They're primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Keesler is Chief Investment Officer and portfolio manager/research analyst with the Sub-Adviser. He has been associated with the Sub-Adviser and its predecessor since 1986. Ms. Harris has been a portfolio manager at the Sub-Adviser and its predecessor since January of 1995. She was previously portfolio manager and investment director for the State of Wisconsin Investment Board. Mr. Keesler and Ms. Harris have co-managed the Fund since August of 1996.

ADDITIONAL INFORMATION ABOUT RISK


The main risks associated with an investment in each of the Galaxy Funds have been described above. The following supplements that discussion.


TEMPORARY DEFENSIVE POSITIONS

Each Fund may temporarily hold up to 100% of its total assets in investments that are not part of its principal investment strategy to try to avoid losses during unfavorable market conditions.

For the Money Market Fund, U.S. Treasury Fund, Tax-Exempt Fund and Rhode Island Municipal Bond Fund, these investments may include cash (which will not earn any income) and, in the case of the Tax-Exempt Fund and Rhode Island Municipal Bond Fund, taxable investments, such as money market instruments and debt securities issued or guaranteed by the U.S. Government or its agencies, in excess of 20% of each Fund's total assets.

The Short-Term Bond Fund, Intermediate Government Income Fund and High Quality Bond Fund may hold uninvested cash and invest without limit in money market instruments, including short-term U.S. Government securities.

For the Asset Allocation Fund, Growth and Income Fund and International Equity Fund, these investments may include cash, money market instruments, debt securities issued or guaranteed by the U.S. Government or its agencies and, in the case of the International Equity Fund, foreign money market instruments, debt securities of foreign national governments and their agencies, and the securities of U.S. issuers.

These strategies could prevent a Fund from achieving its investment objective and could reduce the Fund's return and affect its performance during a market upswing.


OTHER TYPES OF INVESTMENTS

This prospectus describes each Fund's main investment strategies and the particular types of securities in which each Fund mainly invests. Each Fund may, from time to time, pursue other investment strategies and make other types of investments in support of its overall investment goal. These supplemental investment strategies, which are not considered to be main investment strategies of the Funds - and the risks involved - are described in detail in the Statement of Additional Information (SAI) which is referred to on the back cover of this prospectus.

YEAR 2000 RISKS

Over the past several years, the Adviser and the Funds' other major service providers expended considerable time and money in addressing the computer and technology problems associated with the transition to the Year 2000. As a result of those efforts, the Funds did not experience any material disruptions in their operations as a result of the transition to the 21st century. The Adviser and the Funds' other major service providers are continuing to monitor the Year 2000 or Y2K problem, however, and there can be no assurances that there will be no adverse impact to the Funds as a result of future computer-related Y2K difficulties.

FUND MANAGEMENT


ADVISER

The Adviser, subject to the general supervision of Galaxy's Board of Trustees, manages each Fund in accordance with its investment objective and policies, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains related records.

The management fees paid to the Adviser by the Funds during the last fiscal year are set forth below.


Fund                                                   Management fee as a
                                                       % of average net assets
Money Market                                           0.36%
U.S. Treasury                                          0.39%
Tax-Exempt                                             0.40%
Short-Term Bond                                        0.55%
Intermediate Government Income                         0.55%
High Quality Bond                                      0.55%
Rhode Island Municipal Bond                            0.35%
Asset Allocation                                       0.75%
Growth and Income                                      0.75%
International Equity                                   0.64%

SUB-ADVISER

The Adviser has delegated some of its advisory responsibilities with respect to the International Equity Fund to Oechsle International Advisors, LLC as Sub-Adviser. The Sub-Adviser determines which securities will be purchased, retained or sold for the Fund, places orders for the Fund and provides the Adviser with information on international investment and economic developments. The Adviser assists and consults with the Sub-Adviser as to the Fund's investment program, approves the list of foreign countries recommended by the Sub-Adviser for investment and manages the Fund's daily cash position. The Sub-Adviser's fees are paid by the Adviser.

The Sub-Adviser has its main office at One International Place, Boston, Massachusetts 02210. The Sub-Adviser is the successor to Oechsle International Advisors, L.P., an international investment firm founded in 1986. At December 31, 1999, the Sub-Adviser had discretionary management authority over approximately $19.1 billion in assets. The Adviser's parent company, FleetBoston Financial Corporation, owns an interest in the Sub-Adviser.

ALLOCATION OF ORDERS FOR PORTFOLIO SECURITIES

The Adviser (and Sub-Adviser for the International Equity Fund) may allocate orders for the purchase and sale of portfolio securities to certain financial institutions, including those that are affiliated with the Adviser or Sub-Adviser or that have sold shares of the Funds, to the extent permitted by law or by order of the Securities and Exchange Commission. The Adviser and Sub-Adviser will allocate orders to such institutions only if they believe that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms.

HOW TO INVEST IN THE FUNDS

Each of the Funds offers BKB Shares only to those shareholders of the Boston 1784 Funds who are not eligible to receive Trust Shares of their corresponding Galaxy Fund at the time the Boston 1784 Funds are reorganized into Galaxy. It is expected that BKB Shares of each Fund will convert into Retail A Shares of the same Fund on the first anniversary of the closing of the reorganization of the Boston 1784 Funds into Galaxy, provided that prior thereto Galaxy's Board of Trustees has determined that such conversion is in the best interest of the holders of BKB Shares. Because of this conversion feature, some information is provided in this prospectus for Retail A Shares of the Funds. The Funds offer Retail A Shares through a separate prospectus.

HOW SALES CHARGES WORK

There is no sales charge (sometimes called a front-end load) when you acquire BKB Shares in connection with the reorganization of the Boston 1784 Funds into Galaxy, when you buy additional BKB Shares or when your BKB Shares convert into Retail A Shares. Retail A Shares of each Fund, except the Money Market Fund, U.S. Treasury Fund and Tax-Exempt Fund (referred to as the Money Market Funds), are sold with a sales charge. However, holders of BKB Shares may purchase Retail A Shares of any of the Funds without incurring the sales charge otherwise applicable on the purchase of Retail A Shares of certain of the Galaxy Funds. When these Retail A Shares are purchased, you must tell your investment professional or Galaxy's distributor that you qualify for a sales load waiver.


[Sidenote:]
NET ASSET VALUE
The price you pay for your shares is based on the net asset value per share
(NAV). It's the value of a Fund's assets attributable to BKB Shares or Retail A Shares, minus the value of the Fund's liabilities attributable to BKB Shares or Retail A Shares, divided by the number of BKB Shares or Retail A Shares held by investors.


RETAIL A SHARES

The table below shows the sales charge applicable to Retail A Shares of the Funds, except the Money Market Funds which are sold without a sales charge. The offering price for Retail A Shares is the NAV of the shares purchased, plus any applicable sales charge.


                                           Total sales charge

                                      As a % of the offering price   As a % of
Amount of your investment             per share                      your investment
Less than $50,000                     3.75%                          3.90%
$50,000 but less than $100,000        3.50%                          3.63%
$100,000 but less than $250,000       3.00%                          3.09%
$250,000 but less than $500,000       2.50%                          2.56%
$500,000 and over                     0.00%(1)                       0.00%(1)

(1) There is no front-end sales charge on investments in Retail A Shares of $500,000 or more. However, if a shareholder sells the shares within one year after buying them, a contingent deferred sales charge (sometimes called a back-end load or CDSC) of 1% of the offering price or 1% of the net asset value of the shares, whichever is less, will be charged unless the shares were sold because of the death or disability of the shareholder. However, Galaxy will waive the 1% CDSC the first time you sell shares during this one-year period. If you reinvest the proceeds of this sale within one year, the waiver of the CDSC won't apply to any sale of shares purchased with such reinvested proceeds.

Galaxy's distributor may, from time to time, implement programs under which a broker-dealer's sales force may be eligible to win nominal awards for certain sales efforts. If any such program is made available to any broker-dealer, it will be made available to all broker-dealers on the same terms. Payments made under such programs are made by Galaxy's distributor out of its own assets and not out of the assets of the Funds. These programs will not change the price of Retail A Shares or the amount that the Funds will receive from such sales.

Certain affiliates of the Adviser may, at their own expense, provide additional compensation to affiliated broker-dealers whose customers purchase significant amounts of Retail A Shares of one or more Funds and to unaffiliated broker-dealers whose customers purchase Retail A Shares of one or more of the Funds. Such compensation will not represent an additional expense to the Funds or their shareholders, since it will be paid from the assets of the Adviser's affiliates.

There's no sales charge on purchases of Retail A Shares if:

-    You buy shares by reinvesting dividends and distributions.
-    You were a Galaxy shareholder before December 1, 1995.
-    You buy shares for a 401(k) or SIMPLE IRA retirement account.
- You buy shares for any retirement account provided that you held Retail A Shares in a retirement account prior to January 1, 1999.
- You buy shares for any retirement account and your total cumulative Retail A Share retirement account balance was $30,000 or more between January 1, 1999 and June 30, 1999.
- You buy shares with money from another Galaxy Fund on which you've already paid a sales charge (as long as you buy the new shares within 90 days after selling your other shares).
- You previously paid a sales charge for the shares of another mutual fund company (as long as you buy the Galaxy shares within 60 days of selling your other shares).
- You're an investment professional who places trades for your clients and charges them a fee
- You buy shares under an all-inclusive fee program (sometimes called a "wrap fee program") offered by a broker-dealer or other financial institution.
- You were a shareholder of the Boston 1784 Funds on the date when the Boston 1784 Funds were reorganized into Galaxy.


DISCOUNT PLANS

You may have the sales charges on purchases of Retail A Shares reduced or waived completely through the discount plans described below:

- RIGHTS OF ACCUMULATION - You can add the value of any Retail A Shares that you already own in any Galaxy Fund that charges a sales load to your next investment in Retail A Shares for purposes of calculating the sales charge.
- LETTER OF INTENT - You can purchase Retail A Shares of any Galaxy Fund that charges a sales load over a 13-month period and receive the same sales charge as if all of the shares had been purchased at the same time. To participate, complete the Letter of Intent section on the account application. Galaxy's administrator will hold in escrow Retail A Shares equal to 5% of the amount you indicate in the Letter of Intent for payment of a higher sales charge if you don't purchase the full amount indicated in the Letter of Intent. See the SAI for more information on this escrow feature.

- REINVESTMENT PRIVILEGE - You can reinvest some or all of the money that you receive when selling Retail A Shares of the Funds in Retail A Shares of any Galaxy Fund within 90 days without paying a sales charge.
- GROUP SALES - If you belong to a qualified group with 50,000 or more members, you can buy Retail A Shares at a reduced sales charge, based on the number of qualified group members.


[Sidenote:]

SALES CHARGE WAIVERS/DISCOUNT PLANS
Ask your investment professional or Galaxy's distributor, or consult the SAI, for other instances in which the sales load on Retail A Shares is waived. When you buy your shares, you must tell your investment professional or Galaxy's distributor that you qualify for a sales load waiver or that you want to take advantage of any of the discount plans. See the SAI for additional requirements that apply to the discount plans. To contact Galaxy's distributor, call 1-877-BUY-GALAXY (1-877-289-4252).


SHAREHOLDER SERVICE FEES

BKB Shares of the Funds can pay shareholder service fees at an annual rate of up to 0.50% of each Fund's BKB Share assets. The Money Market Funds do not intend to pay more than 0.10%, the Short-Term Bond, Intermediate Government Income, High Quality Bond and Rhode Island Municipal Bond Funds do not intend to pay more than 0.15% and the Asset Allocation, Growth and Income and International Equity Funds do not intend to pay more than 0.30%, respectively, in shareholder service fees with respect to BKB Shares during the current fiscal year.

Retail A Shares of the Funds can pay shareholder service fees at an annual rate of up to 0.50% of each Fund's Retail A Share assets. The Money Market Funds do not intend to pay more than 0.10%, the Short-Term Bond, Intermediate Government Income, High Quality Bond and Rhode Island Municipal Bond Funds do not intend to pay more than 0.15% and the Asset Allocation, Growth and Income and International Equity Funds do not intend to pay more than 0.30%, respectively, in shareholder service fees with respect to Retail A Shares during the current fiscal year.

CONVERSION OF BKB SHARES INTO RETAIL A SHARES

BKB Shares of a Fund will convert into Retail A Shares of the same Fund on the first anniversary of the reorganization of the Boston 1784 Funds into Galaxy, provided that prior thereto the Board of Trustees of Galaxy has determined that such conversion is in the best interest of the holders of BKB Shares. The conversion of BKB Shares to Retail A Shares will take place at NAV, so that the value of the Retail A Shares you receive in the conversion will be the same as the value of your BKB Shares that were converted.

BUYING, SELLING AND EXCHANGING BKB SHARES

BKB Shares of the Funds are available for purchase only by those shareholders who received BKB Shares in connection with the reorganization of the Boston 1784 Funds into Galaxy.

[Sidenote]:
MINIMUM INVESTMENT AMOUNT
You can make additional investments in your BKB Share account for as little as $100.

Usually, you must keep at least $250 in your account. If your account falls below $250 because you sell or exchange shares, Galaxy may redeem your shares and close your account. Galaxy will give you 60 days' notice in writing before closing your account.

You may buy and sell BKB Shares of the Funds on any day that the Funds are open for business, which is any day that the New York Stock Exchange is open. The New York Stock Exchange is generally open for trading every Monday through Friday, except for national holidays.

The price at which you buy shares is the NAV next determined after your order is accepted. The price at which you sell shares is the NAV next determined, after receipt of your order in proper form as described below. NAV is determined on each day the New York Stock Exchange is open for trading as of 11:00 a.m. Eastern time (for the Money Market Funds only) and at the close of regular trading that day (usually 4:00 p.m. Eastern time) for each Fund, including the Money Market Funds.

The Money Market Funds' assets are valued at amortized cost, which is approximately equal to market value. For each of the other Funds, if market prices are readily available for securities owned by a Fund, they're valued at those prices. If market prices are not readily available for some securities, they are valued at fair value under the supervision of Galaxy's Board of Trustees.

Sometimes, the price of a security trading on a foreign stock exchange may be affected by events that happen after that exchange closes. If this happens, the fair value of the security may be determined using other factors and may not reflect the security's last quoted price. In addition, foreign securities may trade on days when shares of the Funds are not priced. As a result, the net asset value per share of a Fund holding these securities may change on days when you won't be able to buy or sell Fund shares.

HOW TO BUY BKB SHARES

You can buy shares through your financial institution or directly from Galaxy's distributor by calling 1-877-BUY-GALAXY (1-877-289-4252). A broker or agent who places orders on your behalf may charge you a separate fee for their services.

BUYING BY MAIL

To make additional investments, send a check made payable to each Fund in which you want to invest to:

The Galaxy Fund
P.O. Box 6520
Providence, RI  02940-6520

You must include with your check one of the following:

- The detachable form that's included with your Galaxy statement or your confirmation of a prior transaction
- A letter stating the amount of your investment, the name of the Fund you want to invest in, and your account number.

If your check is returned because of insufficient funds, Galaxy will cancel your order.

BUYING BY WIRE
To make an additional investment by wire, send U.S. funds through the Federal Reserve System to Fleet National Bank as agent for Galaxy's distributor. You should wire money and registration instructions to:

Fleet National Bank
75 State Street
Boston, MA  02109
ABA #0110-0013-8
DDA #79673-5702
Ref:  The Galaxy Fund
   (Account number)
   (Account registration)

Your financial institution may charge you a fee for sending funds by wire.

CUSTOMERS OF FINANCIAL INSTITUTIONS
If you are a customer of a financial institution such as a bank, savings and loan association or broker-dealer, including a financial institution affiliated with the Adviser, you should place your order through your financial institution. Your financial institution is responsible for sending your order to Galaxy's distributor and wiring the money to Galaxy's custodian. For details, please contact your financial institution.


HOW TO SELL BKB SHARES

You can sell your shares in several ways: by mail, by telephone, by wire, or through your financial institution.

SELLING BY MAIL
Send your request in writing to:

The Galaxy Fund
P.O. Box 6520
Providence, RI  02940-6520

You must include the following:
-    The name of the Fund
-    The number of shares or the dollar amount you want to sell
-    Your account number
-    Your Social Security number or tax identification number
- The signatures of each registered owner of the account (the signatures must match the names on the account registration).

Additional documents may be required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators or guardians.


[Sidenote:]

SIGNATURE GUARANTEES
When selling your shares by mail or by phone, you must have your signature guaranteed if:
-    you're selling shares worth more than $50,000,
- you want Galaxy to send your money to an address other than the address on your account, unless your assets are transferred to a successor custodian,
- you want Galaxy to send your money to the address on your account that's changed within the last 30 days, or

-    you want Galaxy to make the check payable to someone else.

Your signature must be guaranteed by a bank that's a member of the FDIC, a trust company, a member firm of a national securities exchange or any other eligible institution. A notarized signature is not sufficient.


SELLING BY PHONE
You can sell shares by calling Galaxy's distributor at 1-877-BUY-GALAXY (1-877-289-4252) unless you tell Galaxy in writing that you don't want this privilege. If you have difficulty getting through to Galaxy because of unusual market conditions, consider selling your shares by mail or wire.

SELLING BY WIRE
Notify Galaxy's distributor by phone or wire that you wish to sell shares and have the sale proceeds wired to your account at any financial institution in the U.S. To be eligible to use this privilege, you must notify Galaxy in writing (with a signature guarantee). Your sale proceeds must be more than $1,000.

The sale proceeds must be paid to the same bank and account you named in your written instructions.

CUSTOMERS OF FINANCIAL INSTITUTIONS
Please contact your financial institution for information on how to sell your shares. The financial institution is responsible for sending your order to Galaxy's distributor and for crediting your account with the proceeds. Galaxy doesn't charge a fee for wiring sale proceeds to your financial institution, but your financial institution may charge you a fee.


EXCHANGE PRIVILEGE

Shareholders may exchange BKB Shares of a Fund having a value of at least $100 for BKB Shares of any other Galaxy Fund. Shareholders won't pay a sales charge for exchanging BKB Shares.



TO EXCHANGE SHARES:
- call Galaxy's distributor or use the InvestConnect toll-free voice response line at 1-877-BUY-GALAXY (1-877-289-4252)

-    send your request in writing to:

     The Galaxy Fund
     P.O. Box 6520
     Providence, RI  02940-6520

-    ask your financial institution.

Galaxy doesn't charge any fee for making exchanges but your financial institution might do so. You are generally limited to three exchanges per year. Galaxy may change or cancel the exchange privilege with 60 days' advance written notice to shareholders.


OTHER TRANSACTION POLICIES

If Galaxy doesn't receive full payment for your order to buy shares within three business days of the order date, Galaxy won't accept your order. Galaxy will advise you if this happens and return any payment it may eventually receive. You can only invest in shares of the Funds that are legally available in your state.

Galaxy may refuse any order to buy shares. Galaxy doesn't issue a certificate when you buy shares but it does keep a record of shares issued to investors.

Galaxy may refuse your order to sell or exchange shares by wire or telephone if it believes it is advisable to do so. Galaxy or its distributor may change or cancel the procedures for selling or exchanging shares by wire or telephone at any time without notice.

If you sell or exchange shares by telephone, you may be responsible for any fraudulent telephone orders as long as Galaxy has taken reasonable precautions to verify your identity, such as requesting information about the way in which your account is registered or about recent transactions in your account.

Galaxy normally pays you cash when you sell your shares, but it has the right to deliver securities owned by a Fund instead of cash. When you sell these securities, you'll pay brokerage charges.

Sales proceeds are normally sent to you within three business days but Galaxy reserves the right to send sales proceeds within seven days if sending proceeds earlier could adversely affect a Fund.

If any shares that you're selling are part of an investment you've paid for with a personal check, Galaxy will delay sending your sales proceeds until the check clears, which can take up to 15 days from the purchase date.

Galaxy reserves the right to vary or waive any minimum investment requirements.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Each Money Market Fund and each of the Short-Term Bond Fund, Intermediate Government Income Fund, High Quality Bond Fund and Rhode Island Municipal Bond Fund declares dividends from net investment income daily and pays them monthly. The Money Market Fund and U.S. Treasury Fund expect that all, or substantially all, of their distributions will consist of ordinary income. It is expected that the annual distributions of the Short-Term Bond Fund, Intermediate Government Income and High Quality Bond Funds will normally - but not always - consist primarily of ordinary income rather than capital gains. It is expected that the annual distributions of the Tax-Exempt Fund and Rhode Island Municipal Bond Fund will be mainly income dividends.

The Asset Allocation Fund and Growth and Income Fund pay any dividends from net investment income each quarter. The International Equity Fund pays any dividends from net investment income annually. It's expected that the annual distributions of these Funds will normally -- but not always -- consist primarily of capital gains rather than ordinary income.

Each of the Funds pays any realized capital gains at least once annually, although the Money Market Funds do not expect to realize net long-term capital gains. Dividends and distributions are paid in cash unless you indicate in a letter to Galaxy that you want to have dividends and distributions reinvested in additional shares.

FEDERAL TAXES

MONEY MARKET, U.S. TREASURY, SHORT-TERM BOND, INTERMEDIATE GOVERNMENT INCOME, HIGH QUALITY BOND, ASSET ALLOCATION, GROWTH AND INCOME AND INTERNATIONAL EQUITY FUNDS

Each Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of long-term capital gain over short-term capital loss). Distributions attributable to the net capital gain of a Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares. Other Fund distributions will generally be taxable as ordinary income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. You will be notified annually of the tax status of distributions to you.

You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund, based on the difference between your tax basis in the shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.) Generally, this gain or loss will be long-term or short-term depending on whether your holding period for the shares exceeds 12 months, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. If you receive an exempt-interest dividend with respect to any share and the shares is held by you for six months or less, any loss on the sale or exchange of the share will be disallowed to the extent of such dividend amount.

The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

A Fund's dividends that are paid to its corporate shareholders and are attributable to qualifying dividends the Fund receives from U.S. corporations may be eligible, in the hands of the corporate shareholders, for the corporate dividends-received deduction, subject to certain holding period requirements and debt financing limitations.

It is expected that the International Equity Fund will be subject to foreign withholding taxes with respect to dividends or interest received from sources in foreign countries. The Fund may make an election to treat a proportionate amount of these taxes as constituting a distribution to each shareholder, which would allow each shareholder either (1) to credit this proportionate amount of taxes against U.S. federal income tax liability or (2) to take this amount as an itemized deduction.

TAX-EXEMPT AND RHODE ISLAND MUNICIPAL BOND FUNDS

Distributions by these Funds will generally consist of dividends derived from interest earned on exempt securities, and these "exempt-interest dividends" will be exempt income for shareholders for federal income tax purposes. It is possible depending upon a Fund's investments, that a portion of the Fund's distributions could be taxable to shareholders as ordinary income or capital gains. The Tax-Exempt Fund does not expect that this will be the case.

If you receive an exempt-interest dividend with respect to any share and the share is held by you for six months or less, any loss on the sale or exchange of the share will be disallowed to the extent of such dividend amount.

You should note that a portion of the exempt-interest dividends paid by one or both of these Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

STATE AND LOCAL TAXES

Shareholders may also be subject to state and local taxes on distributions, redemptions and exchanges. State income taxes may not apply however to the portions of a Fund's distributions, if any, that are attributable to interest on U.S. Government securities or on securities of a particular state, its agencies or municipalities. The Rhode Island Municipal Bond Fund intends to comply with certain state and/or local tax requirements so that its income and dividends will be exempt from Rhode Island state or local taxes described above in the description for such Fund. Dividends, if any, derived from interest on securities other than the Rhode Island municipal securities in which the Rhode Island Municipal Bond Fund primarily invests will be subject to tax in the State of Rhode Island.

MISCELLANEOUS

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

GALAXY INVESTOR PROGRAMS

RETIREMENT PLANS

BKB Shares of the Funds (except for the Tax-Exempt Fund and Rhode Island Muncipal Bond Fund) are available for purchase in connection with any of the following retirement plans:

- Individual Retirement Arrangements (IRAs), including Traditional, Roth, Rollover and Education IRAs.
-    Simplified Employee Pension Plans (SEPs).
-    Keogh money purchase and profit sharing plans.
- Salary reduction retirement plans set up by employers for their employees, which are qualified under Section 401(k) and 403(b) of the Internal Revenue Code.
- SIMPLE IRA plans which are qualified under Section 408(p) of the Internal Revenue Code.

For information about eligibility requirements and other matters concerning these plans and to obtain an application, call Galaxy's distributor at 1-877-BUY-GALAXY (1-877-289-4252).

OTHER PROGRAMS

It's also easy to buy or sell BKB Shares of the Funds by using one of the programs described below. Just tell Galaxy the amount and how frequently you want to buy or sell shares and Galaxy does the rest. For further information on any of these programs, call Galaxy's distributor at 1-877-BUY-GALAXY (1-877-289-4252) or your financial institution.

AUTOMATIC INVESTMENT PROGRAM

You can make automatic investments from your bank account every month or every quarter. You can choose to make your investment on any day of the month or quarter. The minimum investment is $50 a month or $150 a quarter except for Education IRAs, in which case the minimum investment is $40 a month or $125 per quarter.

PAYROLL DEDUCTION PROGRAM

You can make regular investments from your paycheck. The minimum investment is $25 per pay period. Send a completed Galaxy Payroll Deduction Application to your employer's payroll department. They'll arrange to have your investment deducted from your paycheck.

COLLEGE INVESTMENT PROGRAM

The minimum for initial and additional investments through the College Investment Program is $100 unless you participate in the Automatic Investment Program, in which case the minimum for initial and additional investments is $50. You can also save for college by opening an Education IRA. The minimum for initial and additional investments in an Education IRA is $100 unless you participate in the Automatic Investment Program, in which case the minimum for initial and additional investments is $40.

DIRECT DEPOSIT PROGRAM

This program lets you deposit your social security payments in your Fund account automatically. There's no minimum deposit. You can cancel the program by notifying the Social Security Administration in writing.

SYSTEMATIC WITHDRAWAL PLAN

You can make regular withdrawals from your investment account every month, every quarter, every six months or once a year. You need a minimum account balance of $10,000 to participate in the plan.

You may cancel your participation in any of these programs, other than the Direct Deposit Program, by writing to Galaxy at:

     The Galaxy Fund
     P.O. Box 6520
     Providence, RI  02940-6520

Please allow at least five days for the cancellation to be processed.

HOW TO REACH GALAXY


THROUGH YOUR FINANCIAL INSTITUTION

Your financial institution can help you buy, sell or exchange shares and can answer questions about your account.


GALAXY SHAREHOLDER SERVICES

Call Galaxy's distributor at 1-877-BUY-GALAXY (1-877-289-4252), Monday through Friday, 8 a.m. to 6 p.m. (Eastern time), for help from a Galaxy representative.

INVESTCONNECT

InvestConnect is Galaxy's shareholder voice response system. Call
1-877-BUY-GALAXY (1-877-289-4252) from any touch-tone phone for automated access to account information and current Fund prices and performance, or to place orders to sell or exchange shares. It's available 24 hours a day, seven days a week.

If you live outside the United States, you can contact Galaxy by calling 1-508-871-4121.


THE INTERNET

Please visit Galaxy's Web site at: www.galaxyfunds.com

[Sidenote:]

HEARING IMPAIRED

Galaxy also offers a TDD service for the hearing impaired. Just call 1-800-696-6515, 24 hours a day, seven days a week.

FINANCIAL HIGHLIGHTS

The financial highlights tables shown below will help you understand the financial performance for the Funds' Retail A Shares for the past five years (or the period since a particular Fund began operations). Certain information reflects the financial performance of a single Retail A Share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in Retail A Shares of each Fund, assuming all dividends and distributions were reinvested. The information for the fiscal year ended October 31, 1999 has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Funds' financial statements, are included in the Funds' Annual Reports and are incorporated by reference into the SAI. The Annual Reports and SAI are available free of charge upon request. The information for the fiscal years ended October 31, 1995, 1996, 1997 and 1998 was audited by Galaxy's former auditors, PricewaterhouseCoopers LLP. During the periods shown, the Funds did not offer BKB Shares. Actual investment results for BKB Shares may be different.

                            Galaxy Money Market Fund
                (For a share outstanding throughout each period)


                                                                            FOR THE YEAR ENDING OCTOBER 31,
                                                ------------------------------------------------------------------------------
                                                 1999                1998             1997              1996            1995
                                                ------              ------           ------            ------          ------
                                                Retail A           Retail A         Retail A          Retail A        Retail A
                                                 Shares             Shares           Shares            Shares          Shares
                                                --------           --------         ---------         ---------       --------
Net asset value, beginning of period              $1.00             $1.00             $1.00             $1.00           $1.00
                                                 ------            ------            ------             -----           -----
Income from investment operations:

Net investment income(1)............               0.04              0.05              0.05              0.05            0.05
                                                 ------            ------            ------             -----           -----
Less dividends:
     Dividends from net investment
           income ..................              (0.04)            (0.05)            (0.05)            (0.05)          (0.05)
                                                 ------            ------            ------             -----           -----
Net increase (decrease) in net asset
  value ............................                 --                --                --                --              --

Net asset value, end of period .....              $1.00             $1.00             $1.00             $1.00           $1.00
                                                 ------            ------            ------             -----           -----
                                                 ------            ------            ------             -----           -----


Total return .......................               4.54%             5.04%             4.93%             4.78%           5.23%

Ratios/supplemental data:
  Net assets, end of period (000's)          $2,434,662        $2,139,213        $1,877,889        $1,159,312        $580,762

Ratios to average net assets:
  Net investment income including
  reimbursement/ waiver ............               4.45%             4.94%             4.85%             4.67%           5.12%
  Operating expenses including
     reimbursement/waiver ..........               0.65%             0.67%             0.69%             0.77%           0.74%
  Operating expenses excluding
     reimbursement/waiver ..........               0.69%             0.71%             0.73%             0.80%           0.76%

--------------------

(1) Net investment income per share for Retail A Shares before reimbursement/ waiver of fees by the Adviser and/or the Fund's administrator for the years ended October 31, 1999, 1998, 1997, 1996 and 1995 was $0.04, $0.05,
    $0.05, $0.05 and $0.05, respectively.

                            Galaxy U.S. Treasury Fund
                (For a share outstanding throughout each period)


                                                             FOR THE YEAR ENDING OCTOBER 31,
                                        ---------------------------------------------------------------------
                                            1999          1998           1997          1996          1995
                                            ----          ----           ----          ----          ----
                                          Retail A      Retail A      Retail A       Retail A     Retail A
                                           Shares        Shares         Shares        Shares        Shares
                                          --------      --------      ---------      ---------     --------
   Net asset value, beginning of
     period.........................         $1.00        $ 1.00        $ 1.00          $ 1.00       $ 1.00
                                         ---------      --------       -------        --------      -------
   Income from investment operations:
     Net investment income(1).......          0.04          0.05          0.05            0.05         0.05
                                         ---------      --------       -------        --------      -------
   Less dividends:
     Dividends from net investment
        income......................         (0.04)        (0.05)        (0.05)          (0.05)       (0.05)
                                         ---------      --------       -------        --------      -------
   Net increase (decrease) in net
     asset value....................           --            --            --              --           --
                                         ---------      --------       -------        --------      -------
   Net asset value, end of
     period.........................    $     1.00   $      1.00   $      1.00     $      1.00  $      1.00
                                         ---------      --------       -------        --------      -------
                                         ---------      --------       -------        --------      -------

   Total return.....................          4.14%         4.73%         4.67%           4.63%        4.99%
   Ratios/supplemental data:
     Net assets, end of period (000's)    $584,364      $559,053      $585,969        $443,230     $318,621
   Ratios to average net assets:
     Net investment income including
        reimbursement/ waiver.......          4.06%         4.63%         4.58%           4.53%        4.90%
     Operating expenses including
        reimbursement/waiver........          0.67%         0.68%         0.69%           0.69%        0.73%
     Operating expenses excluding
         reimbursement/waiver.......          0.67%         0.68%         0.70%           0.69%        0.73%

--------------------

(1) Net investment income per share for Retail A Shares before reimbursement/waiver of fees by the Adviser and/or the Fund's administrator for the years ended October 31, 1999, 1998, 1997, 1996 and 1995 was $0.04,
     $0.05, $0.05, $0.05 and $0.05, respectively.

                             Galaxy Tax-Exempt Fund
                (For a share outstanding throughout each period)


                                                             FOR THE YEAR ENDING OCTOBER 31,
                                        ---------------------------------------------------------------------
                                            1999          1998           1997          1996          1995
                                            ----          ----           ----          ----          ----
                                          Retail A      Retail A      Retail A       Retail A     Retail A
                                           Shares        Shares        Shares          Shares        Shares
                                         ---------      --------       -------        --------      -------
   Net asset value, beginning of
     period.........................        $ 1.00        $ 1.00        $ 1.00          $ 1.00       $ 1.00
                                         ---------      --------       -------        --------      -------
   Income from investment operations:
     Net investment income(1).......          0.02          0.03          0.03            0.03         0.03
                                         ---------      --------       -------        --------      -------
   Less dividends:
     Dividends from net investment
        income......................         (0.02)        (0.03)        (0.03)          (0.03)       (0.03)
                                         ---------      --------       -------        --------      -------
   Net increase (decrease) in net                                                                       --
     asset value....................            --            --           --            --             --
   Net asset value, end of
     period.........................    $     1.00    $     1.00    $     1.00     $      1.00  $      1.00
                                         ---------      --------       -------        --------      -------
                                         ---------      --------       -------        --------      -------

   Total return.....................          2.53%         2.89%         2.95%           2.82%        3.16%
   Ratios/supplemental data:
     Net assets, end of period (000's)    $160,057      $164,340      $151,907        $117,548     $127,056
   Ratios to average net assets:
     Net investment income including
        reimbursement/ waiver.......          2.51%         2.85%         2.92%           2.78%        3.12%
     Operating expenses including
        reimbursement/waiver........          0.66%         0.67%         0.68%           0.68%        0.68%
     Operating expenses excluding
        reimbursement/waiver........          0.66%         0.67%         0.69%           0.69%        0.71%

--------------------


(1) Net investment income per share for Retail A Shares before reimbursement/ waiver of fees by the Adviser and/or the Fund's administrator for the years ended October 31, 1999, 1998, 1997, 1996 and 1995 was $0.02, $0.03, $0.03,
     $0.03 and $0.03, respectively.

                          Galaxy Short-Term Bond Fund
                (For a share outstanding throughout each period)


                                                                                        FOR THE YEAR ENDING OCTOBER 31,
                                                                  ------------------------------------------------------------------
                                                                       1999        1998         1997          1996         1995
                                                                     -------      -------      ------        ------       ------
                                                                     Retail       Retail      Retail          Retail     Retail
                                                                     A Shares    A Shares     A Shares      A Shares    A Shares
                                                                     --------    --------     --------      --------    --------
Net asset value, beginning of period.................               $10.10         $10.01     $  9.99         $ 10.06      $  9.73
                                                                  --------       --------    --------         -------     --------
Income from investment operations:
      Net investment income(1).......................                 0.49           0.51        0.53            0.52         0.55
                                                                  --------       --------    --------         -------     --------
      Net realized and unrealized gain (loss) on investments         (0.25)          0.11        0.02           (0.07)        0.33
                                                                  --------       --------    --------         -------     --------
Total from investment operations.....................                 0.24           0.62        0.55            0.45         0.88
                                                                  --------       --------    --------         -------     --------
Less dividends:
      Dividends from net investment income...........                (0.48)         (0.53)      (0.53)          (0.52)       (0.55)
                                                                  --------       --------    --------         -------     --------
Total dividends......................................                (0.48)         (0.53)      (0.53)          (0.52)       (0.55)
                                                                  --------       --------    --------         -------     --------
Net increase (decrease) in net asset value...........                (0.24)          0.09        0.02           (0.07)        0.33
                                                                  --------       --------    --------         -------     --------
Net asset value, end of period.......................                $9.86        $ 10.10     $ 10.01         $  9.99       $10.06
                                                                  --------       --------    --------         -------     --------
                                                                  --------       --------    --------         -------     --------
Total return(2)                                                       2.43%          6.42%       5.64%           4.63%        9.28%
Ratios/supplemental data:
      Net assets, end of period (000's)..............              $24,653        $29,067     $27,961         $33,388      $31,542
Ratios to average net assets:
      Net investment income including reimbursement/waiver            4.86%          5.07%       5.29%           5.22%        5.54%
      Operating expenses including reimbursement/waiver               1.10%          1.11%       1.00%           1.11%        0.99%
      Operating expenses excluding reimbursement/waiver               1.30%          1.31%       1.21%           1.35%        1.32%
Portfolio turnover rate..............................                  151%           133%       173%            214%         289%

-------------------------------

(1) Net investment income per share before reimbursement/waiver of fees by the Adviser and/or the Fund's administrator for Retail A Shares for the years ended October 31, 1999, 1998, 1997, 1996 and 1995 was $0.47, $0.49, $0.51,
     $0.50 and $0.52, respectively.
(2)  Calculation does not include the effect of any sales charge.

                   Galaxy Intermediate Government Income Fund
                (For a share outstanding throughout each period)


                                                                                For the year ending October 31,
                                                                 ------------------------------------------------------------
                                                                    1999         1998         1997        1996         1995
                                                                    ----         ----         ----        ----         ----
                                                                   Retail       Retail       Retail      Retail       Retail
                                                                  A Shares     A Shares     A Shares    A Shares     A Shares
                                                                  --------     --------     --------    --------     --------
   Net asset value, beginning of period.........                   $10.50       $10.18      $ 10.06     $ 10.28      $  9.68
                                                                  -------      -------      -------     -------     --------
   Income from investment operations:
         Net investment income(1)...............                     0.54         0.57         0.59        0.57         0.61
                                                                  -------      -------      -------     -------     --------
         Net realized and unrealized
            gain (loss) on investments                              (0.65)        0.34         0.12       (0.22)        0.60
                                                                  -------      -------      -------     -------     --------
   Total from investment operations.............                    (0.11)        0.91         0.71        0.35         1.21
                                                                  -------      -------      -------     -------     --------
   Less dividends:
         Dividends from net investment income...                    (0.53)       (0.59)       (0.59)      (0.57)       (0.61)
                                                                  -------      -------      -------     -------     --------
   Total dividends..............................                    (0.53)       (0.59)       (0.59)      (0.57)       (0.61)
                                                                  -------      -------      -------     -------     --------
   Net increase (decrease) in net asset value...                    (0.64)        0.32         0.12       (0.22)        0.60
                                                                  -------      -------      -------     -------     --------
   Net asset value, end of period...............                    $9.86      $ 10.50      $ 10.18     $ 10.06      $ 10.28
                                                                  -------      -------      -------     -------     --------
                                                                  -------      -------      -------     -------     --------
   Total return(2)..............................                    (1.11)%       9.22%        7.33%       3.58%       12.85%
   Ratios/supplemental data:
         Net assets, end of period (000's)......                  $56,454      $66,865      $65,626     $79,741      $79,558
   Ratios to average net assets:
         Net investment income including reimbursement/waiver        5.28%        5.49%        5.90%       5.69%        6.10%
         Operating expenses including reimbursement/waiver           0.97%        1.01%        1.02%       1.04%        1.02%
         Operating expenses excluding reimbursement/waiver           1.17%        1.21%        1.22%       1.24%        1.26%
   Portfolio turnover rate......................                     184%          205%        128%         235%         145%

----------------------------------

(1) Net investment income per share before reimbursement/waiver of fees by the Adviser and/or the Fund's administrator for Retail A Shares for the years ended October 31, 1999, 1998, 1997, 1996 and 1995 was $0.52, $0.55, $0.57,
     $0.55 and $0.58, respectively.
(2)  Calculation does not include the effect of any sales charge.

                          Galaxy High Quality Bond Fund
                (For a share outstanding throughout each period)


                                                                                 For the year ending October 31,
                                                                  -----------------------------------------------------------
                                                                    1999          1998         1997         1996        1995
                                                                  -------        -------      ------       ------      ------
                                                                   Retail        Retail       Retail       Retail      Retail
                                                                  A Shares      A Shares     A Shares     A Shares    A Shares
                                                                  --------      --------     -------      --------    --------
Net asset value, beginning of period.........                      $11.20          $10.70      $ 10.47     $ 10.63     $  9.54
                                                                   ------          ------      -------     -------     -------
Income from investment operations:
      Net investment income(1)...............                        0.57            0.58         0.60        0.59        0.62
      Net realized and unrealized gain (loss)
           on investments....................                       (0.86)           0.50         0.23       (0.16)       1.09
                                                                    ------        -------     --------    --------    --------
Total from investment operations.............                       (0.29)           1.08         0.83        0.43        1.71
                                                                    ------         ------     --------    --------    --------
Less dividends:
      Dividends from net investment income...                       (0.57)          (0.58)       (0.60)      (0.59)      (0.62)
      Dividends from net realized capital gains                     (0.09)            --           --          --          --
Total dividends..............................                       (0.66)          (0.58)       (0.60)      (0.59)      (0.62)
                                                                    ------          ------    --------    --------    --------
Net increase (decrease) in net asset value...                       (0.95)           0.50         0.23       (0.16)       1.09
                                                                    ------         ------     --------    --------    --------
Net asset value, end of period...............                      $10.25         $ 11.20      $ 10.70     $ 10.47     $ 10.63
                                                                   ------          ------     --------    --------    --------
                                                                   ------          ------     --------    --------    --------
Total return(2)                                                    (2.66)          10.35%        8.22%       4.24%      18.46%
Ratios/supplemental data:
      Net assets, end of period (000's)......                     $42,906         $45,879      $27,950     $30,984     $30,093
Ratios to average net assets:
      Net investment income including
            reimbursement/waiver                                    5.32%           5.30%        5.73%       5.66%       6.16%
      Operating expenses including
           Reimbursement/waiver..............                       0.99%           1.00%        1.01%       1.07%       1.02%
      Operating expenses excluding
           Reimbursement/waiver..............                       1.20%           1.20%        1.21%       1.28%       1.26%
Portfolio turnover rate......................                       226%            253%         182%        163%        110%

----------------------------------

(1) Net investment income per share before reimbursement/waiver of fees by the Adviser and/or the Fund's administrator for Retail A Shares for the years ended October 31, 1999, 1998, 1997, 1996 and 1995 was $0.55, $0.56, $0.58,
     $0.57 and $0.59, respectively.
(2)  Calculation does not include the effect of any sales charge.

                     Galaxy Rhode Island Municipal Bond Fund
                (For a share outstanding throughout each period)


                                                                               For the year ending October 31,
                                                       ---------------------------------------------------------------------------
                                                         1999           1998           1997          1996    For the period ending
                                                        Retail         Retail         Retail        Retail    October 31,1995(1)
                                                       A Shares       A Shares       A Shares      A Shares   Retail A Shares
                                                       --------       --------       --------      --------   ----------------
Net asset value, beginning of period..........          $11.18         $10.91        $  10.65     $   10.67        $  10.00
                                                        ------         ------        --------     ---------        --------
Income from investment operations:
   Net investment income(2)...................            0.48           0.50            0.48          0.51            0.44
   Net realized and unrealized gain
     on investments...........................           (0.77)          0.29            0.32          0.03            0.67
                                                         ------          ----      ----------      --------       ---------

Total from investment operations..............           (0.29)          0.79            0.80          0.54            1.11
                                                         ------          ----      ----------     ---------       ---------

Less dividends:
   Dividends from net investment
     income...................................           (0.48)         (0.50)          (0.50)        (0.51)          (0.44)
   Dividends from net realized capital gains..           (0.05)         (0.02)          (0.04)        (0.05)            ---
                                                         ------       --------     -----------    ---------       ---------
Total dividends...............................           (0.53)         (0.52)          (0.54)        (0.56)          (0.44)
                                                         ------       --------     ----------     ---------       ---------

Net increase (decrease) in net asset
     value....................................           (0.82)          0.27            0.26         (0.02)           0.67
                                                         ------        ------      ----------    ----------      ----------
Net asset value, end of period................          $10.36      $   11.18       $   10.91    $    10.65       $   10.67
                                                        ------         ------      ----------    ----------      ----------
                                                        ------         ------      ----------    ----------      ----------
Total return(3)                                          (2.73)%         7.35%           7.78%         5.22%          11.29%(4)
Ratios/supplemental data:
   Net assets, end of period (000's)..........          $19,833     $  20,210      $   17,134    $  14,900        $  10,850
Ratios to average net assets:
   Net investment income including
     Reimbursement/waiver.....................            4.41%          4.52%         4.50%         4.78%           5.13%(5)
   Operating expenses including
     Reimbursement/waiver.....................            0.80%          0.81%         0.83%         0.77%           0.40%(5)
   Operating expenses excluding
     Reimbursement/waiver.....................            1.20%          1.23%         1.34%         1.34%           2.25%(5)
Portfolio turnover rate.......................             34%            41%            19%           13%             34%(4)

----------------

(1)  The Fund commenced operations on December 20, 1994.

(2) Net investment income per share for Retail A Shares before reimbursement/waiver of fees by the Adviser and/or the Fund's administrator for the years ended October 31, 1999, 1998, 1997 and 1996 and for the period ended October 31, 1995 was $0.44 $0.45, $0.43, $0.45 and $0.28,
     respectively.
(3)  Calculation does not include the effect of any sales charge.
(4)  Not annualized.
(5)  Annualized.

                          Galaxy Asset Allocation Fund
                (For a share outstanding throughout each period)


                                                                       For the year ending October 31,
                                                  -----------------------------------------------------------------------
                                                    1999          1998               1997           1996          1995
                                                  -------        -------            ------         ------        ------
                                                   Retail        Retail             Retail         Retail        Retail
                                                  A Shares      A Shares           A Shares       A Shares      A Shares
                                                  --------      --------           -------        --------      --------
Net asset value,
     beginning of period..................       $  16.95        $  16.46          $  14.52       $  12.82      $  10.67
                                                 --------        --------          --------       --------      --------
Income from investment operations:
     Net investment income(1).............           0.37            0.38              0.40           0.30          0.30
     Net realized and unrealized gain
         (loss) on investments............           1.21            1.72              2.43           1.83          2.16
                                                     ----        --------          --------       --------      --------
Total from investment operations..........           1.58            2.10              2.83           2.13          2.46
                                                     ----        --------          --------       --------      --------
Less dividends:
     Dividends from net investment
         income...........................          (0.36)          (0.40)            (0.38)         (0.30)        (0.31)
     Dividends from net realized capital
         gains............................          (0.43)          (1.21)            (0.51)         (0.13)           --
                                                    ------        --------          --------       --------      --------
Total dividends...........................          (0.79)          (1.61)            (0.89)         (0.43)        (0.31)
                                                    ------        --------          --------       --------      --------
Net increase (decrease) in net asset
         value............................           0.79            0.49              1.94           1.70          2.15
                                                    ------        --------          --------       --------      --------
Net asset value, end of period............       $  17.74        $  16.95          $  16.46       $  14.52      $  12.82
                                                 --------        --------          --------       --------      --------
                                                 --------        --------          --------       --------      --------
Total return(2)...........................           9.53%          13.85%            20.23%         16.92%        23.42%
Ratios/supplemental data:
     Net assets, end of period (000's)....       $389,077        $323,498           $177,239        $116,852      $76,368
Ratios to average net assets:
     Net investment income including
         Reimbursement/waiver.............           2.11%           2.43%             2.66%          2.29%         2.52%
     Operating expenses including
         Reimbursement/waiver.............           1.32%           1.33%             1.37%          1.42%         1.48%
     Operating expenses excluding
         Reimbursement/waiver.............           1.32%           1.33%             1.37%          1.42%         1.50%
Portfolio turnover rate...................            135%           108%               58%            48%           41%

------------------------------

(1) Net investment income per share before reimbursement/waiver of fees by the Adviser and/or the Fund's administrator for Retail A Shares for the years ended October 31, 1999, 1998, 1997, 1996 and 1995 was $0.37, $0.38, $0.40,
     $0.30 and $0.30, respectively.
(2)  Calculation does not include the effect of any sales charge.

                         Galaxy Growth and Income Fund
                (For a share outstanding throughout each period)


                                                                       For the year ending October 31,
                                                  ---------------------------------------------------------------------
                                                      1999            1998          1997          1996(1)             1995
                                                     Retail          Retail        Retail         Retail          Retail
                                                    A Shares        A Shares      A Shares       A Shares        A Shares
                                                    --------        --------      -------        --------        --------
Net asset value,
     beginning of period.......................       $14.87         $  16.24      $  13.78       $  12.35        $  11.15
                                                      ------         --------      --------       --------        --------
Income from investment operations:
     Net investment income(2)..................         0.08(4)          0.12          0.18           0.21            0.24
     Net realized and unrealized gain on
     investments...............................         2.02             1.32          3.67           2.16            1.70
                                                    --------         --------      --------       --------        --------

Total from investment operations...............         2.10             1.44          3.85           2.37            1.94
                                                    --------         --------      --------       --------        --------
Less dividends:
     Dividends from net investment
         income................................        (0.08)           (0.13)        (0.20)         (0.21)          (0.25)
     Dividends from net realized gains.........        (0.91)           (2.68)        (1.19)         (0.73)          (0.49)
                                                    --------         --------      --------       --------        --------
     Total dividends...........................        (0.99)           (2.81)        (1.39)         (0.94)          (0.74)
                                                    --------         --------      --------       --------        --------
Net increase (decrease) in net asset value.....         1.11            (1.37)         2.46           1.43            1.20
                                                    --------         --------      --------       --------        --------
Net asset value, end of period.................       $15.98           $14.87      $  16.24       $  13.78        $  12.35
                                                    --------         --------      --------       --------        --------
                                                    --------         --------      --------       --------        --------
Total return(3)................................        14.56%            9.93%        30.10%         20.25%          18.52%
Ratios/supplemental data:
     Net assets, end of period (000's).........     $232,110         $214,110      $141,884         $77,776          $51,078
Ratios to average net assets:
     Net investment income including
         Reimbursement/waiver..................         0.53%            0.75%         1.18%          1.65%           2.10%
     Operating expenses including
         Reimbursement/waiver..................         1.28%            1.28%         1.27%          1.34%           1.32%
     Operating expenses excluding
         Reimbursement/waiver..................         1.38%            1.35%         1.45%          1.45%           1.77%
Portfolio turnover rate........................          20%                38%          93%           59%             51%

------------------------------

(1) The Fund commenced operations on December 14, 1992 as a separate investment portfolio (the "Predecessor Fund") of The Shawmut Funds. The Predecessor Fund began offering Investment Shares on February 12, 1993. On December 4, 1995, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold two series of shares, Investment Shares and Trust Shares, that were similar to the Fund's Retail A Shares and Trust Shares, respectively. In connection with the reorganization, shareholders of the Predecessor Fund exchanged Investment Shares and Trust Shares for Retail A Shares and Trust Shares, respectively, in the Fund.

(2) Net investment income per share before reimbursement/waiver of fees by the Adviser and/or the Fund's administrator for Retail A Shares for the years ended October 31, 1999, 1998, 1997, 1996 and 1995 was $0.07, $0.10, $0.18,
     $0.19 and $0.22 respectively.
(3)  Calculation does not include the effect of any sales charge.
(4) The selected per share data was calculated using the weighted average shares outstanding method for the year.

                        Galaxy International Equity Fund
                (For a share outstanding throughout each period)


                                                        1999      1998         1997          1996          1995
                                                        ----      ----         ----          ----          ----
                                                       Retail    Retail        Retail       Retail        Retail
                                                      A Shares  A Shares      A Shares     A Shares       A Shares
                                                      --------  --------     ---------    ----------      ---------
Net asset value, beginning of period........          $16.75    $  15.18     $  13.94       $  12.92       $  13.20
                                                      ------    --------     --------       --------       --------
Income from investment operations:
     Net investment income(2)...............            0.01(1)     0.07         0.01           0.11          0.11
     Net realized and unrealized gain
         (loss) on investments..............            4.72        1.93         2.09           1.27         (0.21)
                                                        ----    --------     --------       --------      ---------
Total from investment operations............            4.73        2.00         2.10           1.38         (0.10)
                                                        ----    --------     --------       --------       --------
Less dividends:
     Dividends from net investment
         income.............................           (0.05)      (0.07)       (0.18)         (0.12)        (0.02)
     Dividends from net realized capital
         gains..............................           (0.57)      (0.36)       (0.68)         (0.24)        (0.16)
                                                       ------   ---------     --------       --------      --------
Total dividends.............................           (0.62)      (0.43)       (0.86)         (0.36)        (0.18)
                                                       ------   ---------     --------       --------      --------
Net increase (decrease) in net asset value..            4.11        1.57         1.24           1.02         (0.28)
                                                       ------   ---------     --------       --------      --------
Net asset value, end of period..............          $20.86    $  16.75      $ 15.18        $ 13.94       $ 12.92
                                                       ------   ---------     --------       --------      --------
                                                       ------   ---------     --------       --------      --------
Total return(3).............................           29.04%      13.64%       15.88%         10.86%        (0.64)%
Ratios/supplemental data:
     Net assets, end of period (000's)......         $89,327     $66,541      $56,592        $35,144       $30,104
Ratios to average net assets:
     Net investment income including
         reimbursement/waiver...............            0.03%       0.39%        0.03%           0.78%        0.84%
     Operating expenses including
         reimbursement/waiver...............            1.48%       1.48%        1.60%           1.70%        1.76%
     Operating expenses excluding
         reimbursement/waiver...............            1.73%       1.73%        1.85%           1.98%        2.03%
Portfolio turnover rate.....................              45%         49%         45%            146%          48%

-----------------------------

(1) The selected per share data was calculated using the weighted average shares outstanding method for the year.
(2) Net investment income (loss) per share before reimbursement/waiver of fees by the Adviser and/or the Fund's administrator for Retail A Shares for the years ended October 31, 1999, 1998, 1997, 1996 and 1995 was $(0.04),
     $0.03, $(0.01), $0.07 and $0.08, respectively.
(3)  Calculation does not include the effect of any sales charge.

[Back Cover Page]

Where to find more information

You'll find more information about the Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS
Galaxy's annual and semi-annual reports contain more information about each Fund and a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains detailed information about the Funds and their policies. By law, it's incorporated by reference into (considered to be part of) this prospectus.

You can get a free copy of these documents, request other information about the Funds and make shareholder inquiries by calling Galaxy at 1-877-BUY-GALAXY (1-877-289-4252) or by writing to:

The Galaxy Fund
P.O. Box 6520
Providence, RI 02940-6520

If you buy your shares through a financial institution, you may contact your institution for more information.

You can write to the Securities and Exchange Commission (SEC) Public Reference Section and ask them to mail you information about the Funds, including the SAI. They'll charge you a fee for this service. You can also visit the SEC Public Reference Room and copy the documents while you're there. For information about the operation of the Public Reference Room, call the SEC.

Public Reference Section of the SEC Washington, DC 20549-0102 1-202-942-8090.

Reports and other information about the Funds are also available on the EDGAR Database on the SEC's Web site at http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request to SEC's e-mail address at publicinfo@sec.gov.

Galaxy's Investment Company Act File No. is 811-4636.


PROGAL BKB  (3/00)